UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	11-30-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
November 30, 2015

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 97.3%
California — 95.6%
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,224,760
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012 C-1, (Episcopal Senior Communities), 3.00%, 7/1/19	200,000	200,016
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/43	3,500,000	3,920,245
ABC Unified School District GO, Capital Appreciation, Series 2000 B, 0.00%, 8/1/21 (NATL-RE)(1)	1,000,000	898,050
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/26	2,000,000	2,378,020
Alameda Corridor Transportation Authority Rev., Series 2013 A, 5.00%, 10/1/27 (AGM)	2,000,000	2,380,000
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,480,000	1,586,353
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/46	4,400,000	4,952,156
Arcadia Unified School District GO, Series 2014 B, 5.00%, 6/1/44	5,000,000	5,664,800
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.26%, 12/3/15	1,000,000	990,060
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.71%, 12/3/15	1,450,000	1,451,232
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.11%, 12/3/15	2,500,000	2,472,400
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S-4, (San Francisco Bay Area), 5.00%, 4/1/43	1,000,000	1,124,480
Bay Area Toll Authority Toll Bridge Rev., Series 2014 S-6, (San Francisco Bay Area), 5.00%, 10/1/54	5,000,000	5,569,250
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	1,077,468
Beaumont Unified School District GO, Capital Appreciation, Series 2011 C, (Election of 2008), 0.00%, 8/1/40 (AGM)(1)	2,000,000	700,340
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/21 (AGM)(1)	1,190,000	1,041,548
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/22 (AGM)(1)	1,220,000	1,025,349
Berryessa Union School District GO, Capital Appreciation, Series 2000 A, 0.00%, 8/1/23 (AGM)(1)	1,000,000	808,110
California County Tobacco Securitization Agency Rev., 5.65%, 6/1/41	1,500,000	1,474,155
California County Tobacco Securitization Agency Rev., Series 2006 A, 0.00%, 6/1/50(1)	20,000,000	1,420,000
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	715,000	866,158
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,820,000	2,026,661
California Educational Facilities Authority Rev., (Pepperdine University), 5.00%, 9/1/33	2,000,000	2,318,260
California GO, 5.00%, 11/1/19	5,000,000	5,745,250
California GO, 5.25%, 2/1/30	5,000,000	5,862,550
California GO, 6.00%, 4/1/38	5,000,000	5,828,950
California GO, 5.00%, 2/1/43	5,650,000	6,405,009
California GO, Series 2004 A-1, (Kindergarten), VRDN, 0.01%, 12/1/15 (LOC: Citibank N.A.)	4,400,000	4,400,000
California GO, Series 2012 B, VRN, 0.91%, 12/3/15	2,000,000	2,016,600
California GO, Series 2012 B, VRN, 1.01%, 12/3/15	800,000	808,072
California GO, Series 2012 B, VRN, 1.16%, 12/3/15	960,000	976,666
California GO, Series 2013, 5.00%, 2/1/38	4,635,000	5,289,786
California GO, VRDN, 4.00%, 12/1/16	2,000,000	2,035,800
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,000,000	2,210,340
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,910,000	1,929,062
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20	1,500,000	1,690,275
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,156,600
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	4,300,000	4,906,687

California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	3,000,000	3,544,980
California Health Facilities Financing Authority Rev., Series 2009 C, (St. Joseph Health System), VRDN, 5.00%, 10/18/22	2,200,000	2,652,958
California Health Facilities Financing Authority Rev., Series 2011 B, (St. Joseph Health System), VRDN, 0.01%, 12/1/15 (LOC: U.S. Bank N.A.)	8,800,000	8,800,000
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	2,030,000	2,363,915
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/35	2,000,000	2,268,940
California Health Facilities Financing Authority Rev., Series 2012 A, (City of Hope), 5.00%, 11/15/39	1,910,000	2,117,273
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	2,500,000	2,722,350
California Health Facilities Financing Authority Rev., Series 2012 B, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/26	1,020,000	1,186,148
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	445,000	508,542
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	5,000,000	5,502,600
California Health Facilities Financing Authority Rev., Series 2014 A, (Providence Health and Services), 5.00%, 10/1/38	2,000,000	2,273,440
California Health Facilities Financing Authority Rev., Series 2015 A, (Sutter Health), 5.00%, 8/15/43	2,880,000	3,283,747
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.90%, 12/3/15	1,000,000	1,026,950
California Infrastructure & Economic Development Bank Rev., Series 2015 A, (The Colburn School), VRDN, 1.01%, 12/3/15	2,190,000	2,185,467
California Mobilehome Park Financing Authority Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	2,025,880
California Municipal Finance Authority COP, Series 2009, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,606,948
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/46	3,615,000	3,923,179
California Municipal Finance Authority Rev., (Biola University), 5.875%, 10/1/34	1,000,000	1,081,960
California Municipal Finance Authority Rev., (Northbay Healthcare Group), Series 2015, 5.00%, 11/1/35	350,000	382,480
California Municipal Finance Authority Rev., (Northbay Healthcare Group), Series 2015, 5.00%, 11/1/40	500,000	542,850
California Municipal Finance Authority Rev., (Northbay Healthcare Group), Series 2015, 5.00%, 11/1/44	300,000	324,531
California Municipal Finance Authority Rev., (Santa Rosa Academy Project), 5.125%, 7/1/35(3)	905,000	924,213
California Municipal Finance Authority Rev., (Santa Rosa Academy Project), 5.375%, 7/1/45(3)	1,400,000	1,430,436
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)	3,335,000	4,452,292
California Municipal Finance Authority Rev., Series 2014 A, (Caritas Affordable Housing, Inc. Project), 5.00%, 8/15/20	600,000	687,720
California Municipal Finance Authority Rev., Series 2014 A, (Caritas Affordable Housing, Inc. Project), 5.00%, 8/15/22	360,000	421,092
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/34	950,000	1,035,130
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/40	1,750,000	1,880,497
California Municipal Finance Authority Rev., Series 2015 A, (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,891,522
California Municipal Finance Authority Rev., Series 2015 B, (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	1,991,948
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45(3)	3,165,000	3,251,341
California Pollution Control Financing Authority Rev., Series 1996 C, (Pacific Gas & Electric Co.), VRDN, 0.01%, 12/1/15 (LOC: JPMorgan Chase Bank N.A.)	1,900,000	1,900,000
California Pollution Control Financing Authority Rev., Series 1996 F, (Pacific Gas & Electric Co.), VRDN, 0.01%, 12/1/15 (LOC: JPMorgan Chase Bank N.A.)	3,600,000	3,600,000
California Public Works Board Lease Rev., Series 2009 G-1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,329,900
California Public Works Board Lease Rev., Series 2010 A-1, (Various Capital Projects), 5.00%, 3/1/17	1,000,000	1,055,490
California Public Works Board Lease Rev., Series 2010 A-1, (Various Capital Projects), 6.00%, 3/1/35	1,250,000	1,479,100
California Public Works Board Lease Rev., Series 2011 C, (State Prisons), 5.75%, 10/1/31	1,000,000	1,221,600
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/15	3,335,000	3,335,467
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	975,000	1,125,355
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,500,000	1,793,145
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	5,465,000	6,161,787
California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	500,000	569,210
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 4.00%, 11/1/17	1,235,000	1,311,731

California Public Works Board Lease Rev., Series 2013 H, (California State University Projects), 5.00%, 9/1/38	1,500,000	1,697,205
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	2,350,000	2,689,739
California Public Works Board Lease Rev., Series 2014 A, (Various Correctional Facilities), 5.00%, 9/1/39	7,000,000	8,012,410
California School Finance Authority Rev., (KIPP LA Projects), 5.00%, 7/1/45(3)	1,650,000	1,748,043
California School Finance Authority Rev., Series 2014 A, (KIPP LA Projects), 4.125%, 7/1/24	475,000	500,598
California School Finance Authority Rev., Series 2014 A, (KIPP LA Projects), 5.125%, 7/1/44	700,000	744,912
California School Finance Authority Rev., Series 2014 A, (KIPP LA Projects), 5.00%, 7/1/34	500,000	533,925
California School Finance Authority Rev., Series 2014 A, (View Park Elementary and Middle Schools), 6.00%, 10/1/49	700,000	725,319
California School Finance Authority Rev., Series 2015 A, (Alliance College-Ready Public School Project), 5.00%, 7/1/45(3)	5,000,000	5,153,450
California School Finance Authority Rev., Series 2015 A, (Green Dot Public School Project), 5.00%, 8/1/45(3)	3,500,000	3,635,765
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,250,000	1,417,450
California Statewide Communities Development Authority Rev., (Episcopal Communities and Services), 5.00%, 5/15/42	1,500,000	1,613,325
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,557,700
California Statewide Communities Development Authority Rev., (Orinda Wilder Project), 5.00%, 9/1/37	4,515,000	4,775,380
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	4,350,000	4,363,441
California Statewide Communities Development Authority Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41(3)	2,500,000	2,903,375
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	1,100,000	1,218,756
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	4,000,000	4,113,360
California Statewide Communities Development Authority Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)	1,650,000	1,753,653
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	7,000,000	7,122,850
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	6,000,000	6,698,520
California Statewide Communities Development Authority Rev., Series 2013 A, (American Baptist Homes of the West), 5.00%, 10/1/43	1,200,000	1,289,280
California Statewide Communities Development Authority Rev., Series 2014 A, (899 Charleston Project), 5.25%, 11/1/44	1,500,000	1,531,530
California Statewide Communities Development Authority Rev., Series 2014 A, (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,125,090
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/34	1,500,000	1,683,900
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/44	2,760,000	3,070,058
California Statewide Communities Development Authority Rev., Series 2014 B, (Los Angeles Jewish Home), 3.00%, 8/1/21 (GA: Jewish Home Foundation/California Mortgage Insurance)	1,300,000	1,318,265
California Statewide Communities Development Authority Rev., Series 2015 A, (Adventist Health System/West), 5.00%, 3/1/35	1,785,000	2,013,087
California Statewide Communities Development Authority Rev., Series 2015, (American Baptist Homes of the West), 5.00%, 10/1/45	2,400,000	2,592,432
California Statewide Communities Development Authority Rev., Series 2015, (Independence Support LLC Project), 7.00%, 6/1/45	7,000,000	6,821,290
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36	2,000,000	2,332,560
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/32	2,000,000	2,319,680
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34	1,000,000	1,142,040
City of Dixon Special Tax Rev., (Community Facilities District No. 2013-1), 5.00%, 9/1/45	4,780,000	4,913,410
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/24	700,000	808,584
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 5.00%, 9/2/26	600,000	680,436
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 13-1), 5.00%, 9/2/29	700,000	783,335
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 13-1), 5.00%, 9/2/30	350,000	390,653
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 15-2), 5.00%, 9/2/42	1,500,000	1,631,565
City of Riverside Rev., Series 2015 A, (Sewer), 5.00%, 8/1/40	2,000,000	2,272,320
Clovis Unified School District GO, Series 2013 B, (Election of 2012), 5.00%, 8/1/38	3,000,000	3,408,210
Corcoran COP, 8.75%, 6/1/16 (Acquired 4/28/92, cost $140,000)(4)	140,000	142,855

Del Mar Race Track Authority Rev., 5.00%, 10/1/29(3)	1,010,000	1,103,213
Del Mar Race Track Authority Rev., 5.00%, 10/1/35(3)	2,000,000	2,163,360
Duarte Unified School District GO, Capital Appreciation, Series 1999 B, 0.00%, 11/1/23 (AGM)(1)	1,150,000	921,254
Eastern Municipal Water District Community Facilities District No. 2000-01 Special Tax Rev., (French Valley), 5.00%, 9/1/36	3,575,000	3,861,679
Eastern Municipal Water District Water and Sewer COP, Series 2008 H, 5.00%, 7/1/33	4,000,000	4,369,280
Emeryville Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/31 (AGM)	590,000	683,663
Emeryville Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/34 (AGM)	1,000,000	1,145,450
Escondido Joint Powers Financing Authority Rev., (Water Systems Financing), 5.00%, 9/1/31	1,355,000	1,563,223
Fairfield Redevelopment Agency Tax Allocation Rev., 4.00%, 8/1/16	1,000,000	1,024,240
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/42(5)	2,200,000	1,709,928
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	27,500,000	32,324,050
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/42(1)	6,000,000	1,710,780
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	3,750,000	4,327,612
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 C, 6.50%, 1/15/43	4,000,000	4,737,920
Foothill-De Anza Community College District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL-RE)(1)	3,000,000	2,694,150
Fremont Community Facilities District No. 1 Special Tax Rev., (Pacific Commons), 5.00%, 9/1/40	3,000,000	3,296,910
Fremont Community Facilities District No. 1 Special Tax Rev., (Pacific Commons), 5.00%, 9/1/45	2,000,000	2,190,540
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 4.50%, 6/1/27	4,650,000	4,588,806
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	3,000,000	2,736,780
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.125%, 6/1/47	11,400,000	9,712,116
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.75%, 6/1/47	13,805,000	12,790,056
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-2, 5.30%, 6/1/37	3,000,000	2,727,990
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/29	1,500,000	1,730,610
Grossmont Union High School District GO, Series 2013 E, (Election of 2008), 5.00%, 8/1/43	1,225,000	1,373,850
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,500,000	1,674,810
Hayward Unified School District GO, 4.00%, 8/1/17 (AGM)	1,650,000	1,740,288
Hemet Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/34	350,000	385,067
Hemet Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/39	2,100,000	2,283,519
Hesperia Community Facilities District No. 2005-1 Special Tax Rev., (Belgate Development Restructuring), 5.00%, 9/1/29	1,060,000	1,144,058
Hesperia Community Facilities District No. 2005-1 Special Tax Rev., (Belgate Development Restructuring), 5.00%, 9/1/35	2,690,000	2,835,341
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)	3,000,000	3,074,910
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)	2,025,000	2,068,558
Huntington Beach Community Facilities District Special Tax Rev., (Huntington Center), 5.375%, 9/1/33	1,700,000	1,906,108
Independent Cities Finance Authority Mobile Home Park Rev., (Palomar Estates East), Series 2015, 5.00%, 9/15/36	1,000,000	1,032,770
Independent Cities Finance Authority Mobile Home Park Rev., (Palomar Estates East), Series 2015, 5.00%, 9/15/36	1,500,000	1,590,480
Independent Cities Finance Authority Mobile Home Park Rev., (Rancho Feliz and Las Casitas de Sonoma), 5.00%, 10/15/47	5,000,000	5,270,400
Independent Cities Finance Authority Mobile Home Park Rev., Series 2011 A, (Castle Mobile Estates), 6.75%, 8/15/46	2,500,000	2,912,725
Independent Cities Finance Authority Mobile Home Park Rev., Series 2012 A, (Augusta Communities), 5.00%, 5/15/39	2,500,000	2,679,200
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/16, Prerefunded at 100% of Par(2)	500,000	512,105
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/16, Prerefunded at 100% of Par(2)	1,150,000	1,179,417
Independent Cities Lease Finance Authority Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	3,537,119
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	1,110,000	1,250,670
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	2,680,000	2,921,709
Irvine Community Facilities District No. 2013-3 Special Tax Rev., (Great Park Improvement Area No. 1), 5.00%, 9/1/49	4,500,000	4,822,425

Irvine Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.70%, 9/1/35	515,000	591,812
Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,431,740
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/37	250,000	270,025
Jurupa Community Services District Special Tax Rev., Series 2013 A, (Community Facilities District No. 31), 5.00%, 9/1/42	1,000,000	1,077,200
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/31	1,100,000	1,243,781
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/42	1,000,000	1,100,320
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,172,182
Lake Elsinore Public Financing Authority Rev., 5.00%, 9/1/40	2,380,000	2,545,339
Lammersville Joint Unified School District Special Tax Rev., (Mountain House), 6.00%, 9/1/43	1,250,000	1,468,550
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	1,150,000	1,398,584
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/45	5,245,000	5,719,305
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/42(5)	1,300,000	996,008
Los Angeles Community College District GO, Series 2008 F-1, (Election of 2003), 5.00%, 8/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,215,780
Los Angeles Community College District GO, Series 2015 C, 5.00%, 6/1/26	590,000	748,138
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	995,000	1,003,915
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,000,000	1,207,370
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro, Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	475,000	475,964
Los Angeles County Regional Financing Authority Rev., Series 2014 B-2, (MonteCedro, Inc.), 3.00%, 11/15/20 (California Mortgage Insurance)	400,000	400,824
Los Angeles County Regional Financing Authority Rev., Series 2014 B-3, (MonteCedro, Inc.), 2.50%, 11/15/20 (California Mortgage Insurance)	875,000	876,435
Los Angeles County Schools COP, Series 2015 A, (Compton Unified School District), 5.00%, 6/1/20 (AGM)	1,305,000	1,486,813
Los Angeles County Schools COP, Series 2015 A, (Compton Unified School District), 5.00%, 6/1/21 (AGM)	1,895,000	2,191,302
Los Angeles County Schools COP, Series 2015 A, (Compton Unified School District), 4.00%, 6/1/18 (AGM)	1,650,000	1,759,428
Los Angeles County Schools COP, Series 2015 A, (Compton Unified School District), 5.00%, 6/1/19 (AGM)	1,200,000	1,344,468
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,262,880
Los Angeles Department of Water & Power System Rev., Series 2013 B, 5.00%, 7/1/30	3,500,000	4,140,955
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	350,000	400,638
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/31	3,500,000	3,975,930
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/24	3,430,000	4,049,801
Los Angeles Unified School District GO, Series 2014 B, 5.00%, 7/1/18	3,335,000	3,690,077
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/30	1,155,000	1,368,028
Los Angeles Wastewater System Rev., Series 2012 B, 5.00%, 6/1/32	3,000,000	3,502,710
M-S-R Energy Authority Rev., Series 2009 A, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,700,000	2,411,926
M-S-R Energy Authority Rev., Series 2009 B, 6.50%, 11/1/39 (GA: Citigroup, Inc.)	4,000,000	5,409,440
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39	3,000,000	3,421,080
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,321,480
Moorpark Mobile Home Park Rev., Series 2011 A, (Villa Delaware Arroyo), 6.50%, 5/15/41	4,000,000	4,574,400
Murrieta Community Facilities District No. 2002-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,880,000	1,883,497
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/31	1,735,000	1,915,475
Northern California Power Agency Rev., Series 2012 A, (Hydroelectric Project No. 1), 5.00%, 7/1/31	1,090,000	1,242,437
Norwalk-La Mirada Unified School District GO, Capital Appreciation, Series 2009 E, (Election of 2002), 0.00%, 8/1/38 (AGC)(1)	10,000,000	3,901,800
Oakland Redevelopment Agency Rev., 5.00%, 9/1/16, Prerefunded at 100% of Par (Ambac)(2)	5,000,000	5,176,200
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29	2,500,000	2,835,975
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,486,690

Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	770,000	943,858
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/35	1,200,000	1,344,432
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/40	1,850,000	2,053,444
Ohlone Community College District GO, Series 2011 A, (Election of 2010), 5.00%, 8/1/31	3,000,000	3,508,530
Orange County Community Facilities District No. 06-1 Special Tax Rev., (Del Rio Public Improvements), 5.00%, 10/1/40 (AGM)	2,000,000	2,245,980
Orange County Community Facilities District No. 15-1 Special Tax Rev., Series 2015 A, (Village of Esencia), 5.25%, 8/15/45	4,000,000	4,392,000
Orange County Transportation Authority Rev., (Senior Lien), 5.00%, 8/15/30	2,400,000	2,767,296
Orange County Water District Rev., Series 2013 A, 5.00%, 8/15/33	1,900,000	2,212,265
Oxnard Financing Authority Wastewater Rev., 5.00%, 6/1/33 (AGM)	2,095,000	2,343,991
Oxnard Financing Authority Wastewater Rev., 5.00%, 6/1/34 (AGM)	2,750,000	3,051,097
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/35	4,000,000	4,407,360
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	2,750,000	3,043,260
Paramount Unified School District GO, Capital Appreciation, (Election of 2006), 0.00%, 8/1/51 (BAM)(1)	12,500,000	1,321,000
Patterson Joint Unified School District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 3/1/49 (AGM)(1)	8,160,000	1,918,334
Perris Union High School District Financing Authority Special Tax Rev., 5.00%, 9/1/41	2,000,000	2,155,420
Pleasant Valley School District / Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL-RE)	4,835,000	5,816,988
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	3,760,000	4,443,606
Poway Unified School District Public Financing Authority Special Tax Rev., Series 2015 A, 5.00%, 9/1/34	1,000,000	1,096,120
Poway Unified School District Public Financing Authority Special Tax Rev., Series 2015 A, 5.00%, 9/1/35	1,000,000	1,089,880
Poway Unified School District Public Financing Authority Special Tax Rev., Series 2015 A, 5.00%, 9/1/36	1,250,000	1,359,175
Poway Unified School District Special Tax Rev., (Community Facilities District No. 6-4S), 5.00%, 9/1/36	600,000	653,304
Rancho Cordova Community Facilities District Special Tax Rev., (Sunridge North Douglas No. 2005-1), 5.00%, 9/1/40	1,195,000	1,261,311
Rancho Cordova Community Facilities District Special Tax Rev., (Sunridge North Douglas No. 2005-1), 5.00%, 9/1/45	1,250,000	1,327,212
Redwood City Redevelopment Agency Tax Allocation Rev., Capital Appreciation, Series 2003 A, (Redevelopment Project Area 2), 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,116,684
Rio Elementary School District Community Facilities District No. 1 Special Tax Rev., 5.00%, 9/1/35	2,550,000	2,779,194
Rio Elementary School District Community Facilities District No. 1 Special Tax Rev., Series 2013, 5.50%, 9/1/39	1,785,000	1,953,558
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Rev., Series 2015 A-1, (Public Improvements), 5.50%, 9/1/45	1,500,000	1,584,390
River Islands Public Financing Authority Community Facilities District No. 2003-1 Special Tax Rev., Series 2015 B, (Public Improvements), 5.50%, 9/1/45	5,000,000	5,281,300
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/30	1,035,000	1,128,243
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 04-2-Lake Hills Crest), 5.00%, 9/1/35	2,520,000	2,701,062
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 05-8 Scott Road), 5.00%, 9/1/42	3,000,000	3,176,430
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 07-2-Clinton Keith Road), 5.00%, 9/1/40	2,250,000	2,352,465
Riverside County Community Facilities Districts Special Tax Rev., (Tax No. 07-2-Clinton Keith Road), 5.00%, 9/1/44	2,735,000	2,844,154
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.25%, 10/1/30	2,200,000	2,592,172
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	800,000	931,216
Riverside County Transportation Commission Rev., Series 2013 A, (Senior Lien), 5.75%, 6/1/44	500,000	569,780
Riverside County Transportation Commission Rev., Capital Appreciation, Series 2013 B, (Senior Lien), 0.00%, 6/1/43(1)	5,000,000	1,326,950
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.00%, 9/1/35	4,685,000	5,027,333
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.00%, 9/1/38	2,900,000	3,092,676
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 3), 5.00%, 9/1/43	2,640,000	2,747,026
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,738,086
Roseville Finance Authority Electric System Rev., 5.00%, 2/1/37	925,000	1,031,680
Roseville Westbrook Community Facilities District No. 1 Special Tax Rev., (Public Facilities), 5.00%, 9/1/44	1,650,000	1,608,123
Roseville Westpark Community Facilities District No. 1 Special Tax Rev., 5.00%, 9/1/37	1,250,000	1,339,612
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35	4,000,000	4,454,360

Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/31	625,000	737,538
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/33	1,000,000	1,174,810
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/42	1,300,000	1,458,951
Sacramento Transportation Authority Sales Tax Rev., (Measure A), 5.00%, 10/1/24	1,055,000	1,264,449
San Bernardino Community Facilities District No. 2002-1 Special Tax Rev., (Kaiser Commerce Center), 5.00%, 9/1/33	3,000,000	3,226,410
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	9,350,000	11,384,560
San Clemente Special Tax Rev., (Community Facilities District No. 2006-1), 5.00%, 9/1/46(6)	2,250,000	2,407,455
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	1,004,881
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	623,327
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	837,484
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/24	300,000	360,132
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/25	955,000	1,133,556
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/26	500,000	586,640
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/43	2,500,000	2,797,325
San Diego County Regional Airport Authority Rev., Series 2014 A, (Rental Car Facility), 5.00%, 7/1/44	1,500,000	1,664,400
San Diego County Water Authority Rev., 5.00%, 5/1/33	1,500,000	1,748,295
San Diego Public Facilities Financing Authority Lease Rev., Series 2012 A, (Capital Improvement Projects), 5.00%, 4/15/37	2,000,000	2,218,220
San Diego Public Facilities Financing Authority Lease Rev., Series 2015 A, (Capital Improvement Projects), 5.00%, 10/15/44	2,660,000	2,988,244
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/30	2,000,000	2,333,400
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment), 7.00%, 11/1/39	3,000,000	3,507,660
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/26	750,000	876,953
San Francisco City and County Airports Commission Rev., Series 2008 34-D, (San Francisco International Airport), 5.25%, 5/1/26	3,000,000	3,296,280
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	2,000,000	2,280,860
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 C, (Mission Bay South Redevelopment), 6.75%, 8/1/41	1,000,000	1,207,950
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 7.00%, 8/1/41	1,250,000	1,502,800
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/33	780,000	874,240
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/43	1,000,000	1,098,730
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/17	435,000	457,537
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/18	515,000	553,326
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,153,620
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	320,799
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/36 (NATL-RE)(1)	1,335,000	525,683
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/25 (NATL-RE)(1)	3,090,000	2,146,067
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/29 (NATL-RE)(1)	165,000	94,583
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/31 (NATL-RE)(1)	16,000,000	8,302,240
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/32 (NATL-RE)(1)	290,000	142,958
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 B, (Junior Lien), 5.25%, 1/15/44	6,000,000	6,482,640
San Jose Airport Rev., Series 2011 A-2, 5.25%, 3/1/34	2,605,000	2,986,320
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 6.00%, 9/1/42	500,000	566,635
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.50%, 9/1/44	2,250,000	2,472,975
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/36(1)	10,000,000	4,355,300
Santa Barbara Secondary High School District GO, Series 2011 A, (Election of 2010), 0.00%, 8/1/40(1)	3,795,000	1,364,037
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36	3,000,000	3,528,870

Santa Margarita Water District Special Tax Rev., Series 2013, (Communities Facilities District No. 2013-1, Village of Sendero), 5.625%, 9/1/43	1,250,000	1,383,587
Santaluz Community Facilities District No. 2 Special Tax Rev., Series 2011 A, (Improvement Area No. 1), 5.10%, 9/1/21, Prerefunded at 103% of Par(2)	465,000	512,193
Saugus-Castaic School Facilities Financing Authority Special Tax Rev., (Community Facilities District No. 2006-1C), 6.00%, 9/1/43	1,480,000	1,669,573
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, Series 2007 A, (Santa Clara County Tobacco Securitization Corp.), 0.00%, 6/1/36(1)	1,000,000	253,300
South Placer Wastewater Authority Rev., VRN, 0.34%, 12/3/15	2,985,000	2,965,359
Southern California Public Power Authority Rev., Series 2007 A, 5.00%, 11/1/33	3,755,000	4,352,646
Southern Mono Health Care District GO, Capital Appreciation, Series 2002 A, (Election of 2001), 0.00%, 8/1/26 (NATL-RE)(1)	1,800,000	1,123,614
Southwestern Community College District GO, Capital Appreciation, Series 2011 C, (Election of 2008), 0.00%, 8/1/46(1)	5,425,000	1,485,148
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/40	1,750,000	2,134,895
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,567,849
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/29 (BAM)	1,750,000	2,008,877
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)	705,000	791,863
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Capital Appreciation, Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43 (BAM)(1)	5,500,000	1,169,135
Successor Agency to the Redevelopment Agency of the City of Cathedral City Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/29 (AGM)	1,250,000	1,433,387
Successor Agency to the Redevelopment Agency of the City of Cathedral City Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/30 (AGM)	1,315,000	1,499,324
Successor Agency to the Redevelopment Agency of the City of Cathedral City Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/31 (AGM)	1,380,000	1,571,185
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/19 (BAM)	215,000	241,987
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/20 (BAM)	140,000	160,726
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/21 (BAM)	200,000	233,074
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/22 (BAM)	300,000	354,357
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/23 (BAM)	200,000	237,044
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/24 (BAM)	135,000	159,940
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.50%, 9/1/25 (BAM)	45,000	51,125
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/25 (BAM)	45,000	52,903
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,512,805
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	3,000,000	3,331,050
Tahoe-Truckee Unified School District GO, Capital Appreciation, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/22 (NATL-RE)(1)	2,690,000	2,303,528
Tahoe-Truckee Unified School District GO, Capital Appreciation, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/23 (NATL-RE)(1)	2,220,000	1,824,107
Tobacco Securitization Authority of Northern California Settlement Rev., Series 2005 A-1, 5.50%, 6/1/45	2,000,000	1,820,240
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A-1, 5.00%, 6/1/37	2,250,000	2,088,000
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A-1, 5.125%, 6/1/46	2,000,000	1,798,220
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	3,107,577
Tracy Public Financing Authority Special Tax Rev., Series 2014 A, 4.00%, 9/2/18	1,900,000	2,029,428
Tracy Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/2/19	2,285,000	2,564,844
Tracy Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/2/20	2,100,000	2,402,736
Tri-Dam Power Authority Rev., 4.00%, 5/1/16	2,165,000	2,187,213

Tri-Dam Power Authority Rev., 4.00%, 11/1/16	2,165,000	2,211,937
Tulare CA Sewer Rev., 5.00%, 11/15/22 (AGM)	500,000	603,575
Tulare CA Sewer Rev., 5.00%, 11/15/24 (AGM)	500,000	614,695
Tulare CA Sewer Rev., 5.00%, 11/15/25 (AGM)	400,000	493,332
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	2,000,000	2,285,040
Turlock Public Financing Authority Tax Allocation Rev., 7.50%, 9/1/39	2,770,000	3,456,184
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	4,945,000	5,146,212
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,343,498
Tustin Community Facilities District No. 14-1 Special Tax Rev., Series 2015 A, (Tustin Legacy/Standard Pacific), 5.00%, 9/1/40	1,100,000	1,192,741
Tustin Community Facilities District No. 14-1 Special Tax Rev., Series 2015 A, (Tustin Legacy/Standard Pacific), 5.00%, 9/1/45	2,200,000	2,381,764
Tustin Public Financing Authority Rev., 5.00%, 4/1/43	1,000,000	1,127,500
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30	1,000,000	1,112,010
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	1,500,000	1,729,200
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	1,750,000	1,752,380
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	1,000,000	1,001,360
University of California System Rev., Series 2012 G, 5.00%, 5/15/37	5,000,000	5,753,400
Val Verde Unified School District Special Tax Rev., 5.00%, 9/1/37	1,750,000	1,877,120
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	1,600,000	1,792,848
Washington Township Health Care District Rev., Series 2015 A, 5.00%, 7/1/26	400,000	457,432
Washington Township Health Care District Rev., Series 2015 A, 3.25%, 7/1/27	1,000,000	974,020
Washington Township Health Care District Rev., Series 2015 A, 3.50%, 7/1/28	750,000	739,455
Washington Township Health Care District Rev., Series 2015 A, 3.75%, 7/1/29	1,000,000	992,090
Whittier Health Facilities Rev., (Presbyterian Intercommunity Hospital), 5.00%, 6/1/44	3,500,000	3,865,610
Yosemite Community College District GO, Capital Appreciation, (Election of 2004), 0.00%, 8/1/16 (AGM)(1)	3,545,000	3,534,968
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL-RE)(1)	1,500,000	1,111,140
		851,375,076
Guam — 1.2%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.125%, 1/1/42	1,000,000	1,086,070
Guam Government GO, Series 2009 A, 7.00%, 11/15/19, Prerefunded at 100% of Par(2)	7,230,000	8,876,994
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	850,000	918,833
		10,881,897
U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,254,360
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,645,155
		3,899,515
TOTAL MUNICIPAL SECURITIES (Cost $803,076,505)		866,156,488
TEMPORARY CASH INVESTMENTS — 1.9%
Federated California Municipal Cash Trust, Institutional Shares (Cost $17,200,000)	17,200,000	17,200,000
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $820,276,505)		883,356,488
OTHER ASSETS AND LIABILITIES — 0.8%		7,036,467
TOTAL NET ASSETS — 100.0%		$890,392,955

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
NATL-RE-IBC	-	National Public Finance Guarantee Corporation - Reinsured - Insured Bond Certificates
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $22,313,196, which represented 2.5% of total net assets.

(4)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $142,855, which represented less than 0.05% of total net assets.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	866,156,488	—
Temporary Cash Investments	17,200,000	—	—
	17,200,000	866,156,488	—

3. Federal Tax Information

As of November 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$820,276,505
Gross tax appreciation of investments	$63,770,098
Gross tax depreciation of investments	(690,115)
Net tax appreciation (depreciation) of investments	$63,079,983

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
November 30, 2015

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 97.6%
California — 97.4%
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	2,500,000	3,024,425
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012, (Jackson Laboratory), 4.00%, 7/1/16	270,000	275,443
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012, (Jackson Laboratory), 5.00%, 7/1/17	1,000,000	1,062,940
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2012, (Jackson Laboratory), 5.00%, 7/1/18	500,000	547,295
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/33	1,450,000	1,656,741
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, (Senior Lien), 0.00%, 10/1/35 (NATL-RE)(1)	9,000,000	4,050,990
Alameda Corridor Transportation Authority Rev., Series 2013 A, (Senior Lien), 5.00%, 10/1/20	3,010,000	3,522,603
Alameda Corridor Transportation Authority Rev., Series 2013 A, (Senior Lien), 5.00%, 10/1/24	2,000,000	2,420,200
Alum Rock Union Elementary School District GO, Series 2013 A, (Election of 2012), 6.00%, 8/1/39	1,500,000	1,840,770
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	700,000	821,800
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/23	1,200,000	1,458,408
Anaheim Public Financing Authority Rev., Series 2012 A, (Electric System Distribution Facilities), 5.00%, 10/1/24	2,275,000	2,747,335
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/25	1,000,000	1,201,650
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/28	1,100,000	1,291,796
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/29	1,250,000	1,457,012
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/34	3,360,000	3,840,514
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/39	1,550,000	1,754,460
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/46	2,000,000	2,250,980
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.26%, 12/3/15	3,500,000	3,465,210
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.71%, 12/3/15	1,000,000	1,000,850
Bay Area Toll Authority Toll Bridge Rev., Series 2007 F, (San Francisco Bay Area), 5.00%, 4/1/17, Prerefunded at 100% of Par(2)	2,000,000	2,117,620
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.11%, 12/3/15	2,500,000	2,472,400
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F-1, (San Francisco Bay Area), 5.25%, 4/1/19, Prerefunded at 100% of Par(2)	5,000,000	5,695,500
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/24	1,500,000	1,809,390
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/25	3,500,000	4,195,030
Bay Area Toll Authority Toll Bridge Rev., Series 2012 F-1, (San Francisco Bay Area), 5.00%, 4/1/28	7,185,000	8,420,892
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S-4, (San Francisco Bay Area), 5.00%, 4/1/43	5,610,000	6,308,333
Bay Area Toll Authority Toll Bridge Rev., Series 2014 B, (San Francisco Bay Area), VRDN, 1.50%, 4/2/18	3,000,000	3,023,370
Bay Area Toll Authority Toll Bridge Rev., Series 2014 E, (San Francisco Bay Area), 2.00%, 4/1/34	2,000,000	2,030,560
Bay Area Toll Authority Toll Bridge Rev., Series 2014 S-6, (San Francisco Bay Area), 5.00%, 10/1/54	8,500,000	9,467,725
California Department of Water Resources Power Supply Rev., Series 2005 F-5, 5.00%, 5/1/22	1,800,000	1,977,660
California Department of Water Resources Power Supply Rev., Series 2005 G-4, 5.00%, 5/1/16	3,230,000	3,295,343
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	1,430,000	1,571,141
California Department of Water Resources Power Supply Rev., Series 2009 AG, (Center Valley Project), 5.00%, 12/1/19, Prerefunded at 100% of Par(2)	905,000	1,044,886
California Department of Water Resources Power Supply Rev., Series 2009 AG, (Center Valley Project), 5.00%, 12/1/25	95,000	109,068

California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,101,150
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/17	5,000,000	5,316,400
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	3,000,000	3,303,870
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	7,000,000	7,956,690
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	1,860,000	2,171,941
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	8,000,000	9,341,680
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21	1,140,000	1,319,698
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	6,835,000	7,892,238
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/16	2,000,000	2,040,460
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/20	14,215,000	16,622,452
California Department of Water Resources Power Supply Rev., Series 2011 N, 5.00%, 5/1/21	10,000,000	11,924,400
California Department of Water Resources Rev., Series 2014 AT, (Center Valley Project), VRDN, 0.31%, 12/3/15	4,500,000	4,485,330
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16, Prerefunded at 100% of Par(2)	2,000,000	2,055,660
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(2)	5,435,000	6,005,512
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(2)	1,565,000	1,729,278
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/19(2)	4,505,000	5,133,898
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	876,060
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,117,125
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,455,000	1,620,215
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/16	1,200,000	1,247,052
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/21	750,000	889,342
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18, Prerefunded at 100% of Par(2)	655,000	717,657
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	546,735
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/18, Prerefunded at 100% of Par(2)	1,875,000	2,065,181
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/19	45,000	49,350
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/23	125,000	136,858
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,000,000	1,141,880
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	2,100,000	2,349,186
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,950,000	3,264,440
California Educational Facilities Authority Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,527,517
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/17	1,000,000	1,067,610
California Educational Facilities Authority Rev., Series 2015 A, (University of Southern California), 5.00%, 10/1/25	1,875,000	2,385,506
California GO, 5.00%, 11/1/16 (Ambac)	1,575,000	1,642,599
California GO, 5.00%, 9/1/17	2,500,000	2,688,400
California GO, 5.00%, 10/1/17	2,170,000	2,340,323
California GO, 5.50%, 4/1/18	2,535,000	2,805,206
California GO, 5.00%, 8/1/18	2,260,000	2,376,932
California GO, 5.00%, 9/1/18	1,000,000	1,110,050
California GO, 5.00%, 9/1/19	7,645,000	8,742,057
California GO, 5.00%, 3/1/20	1,690,000	1,833,650
California GO, 5.00%, 8/1/20	5,000,000	5,257,450
California GO, 5.25%, 10/1/20	5,000,000	5,795,650
California GO, 5.00%, 3/1/22	5,000,000	5,058,100
California GO, 5.00%, 9/1/22	2,000,000	2,423,560
California GO, 5.00%, 3/1/23	10,000,000	12,151,600
California GO, 5.50%, 4/1/24	4,600,000	5,274,176
California GO, 5.00%, 8/1/24	1,260,000	1,323,088
California GO, 5.00%, 8/1/26	4,800,000	5,900,592

California GO, 5.00%, 12/1/26	1,045,000	1,272,967
California GO, 5.00%, 2/1/27	14,000,000	16,684,360
California GO, 5.00%, 2/1/28	5,795,000	6,863,830
California GO, 5.00%, 3/1/28	8,000,000	9,644,000
California GO, 5.75%, 4/1/28	5,000,000	5,761,250
California GO, 5.00%, 11/1/29	2,625,000	3,131,231
California GO, 5.75%, 4/1/31	5,000,000	5,771,900
California GO, 5.00%, 11/1/32	1,890,000	2,037,874
California GO, 6.50%, 4/1/33	5,000,000	5,927,200
California GO, 6.00%, 4/1/38	3,000,000	3,497,370
California GO, Series 2012 B, VRN, 0.91%, 12/3/15	2,000,000	2,016,600
California GO, Series 2012 B, VRN, 1.01%, 12/3/15	800,000	808,072
California GO, Series 2012 B, VRN, 1.16%, 12/3/15	960,000	976,666
California GO, VRDN, 4.00%, 12/1/16	3,000,000	3,053,700
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,109,670
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/22	3,000,000	3,644,370
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/23	2,150,000	2,642,135
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/24	1,450,000	1,792,925
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/25	1,850,000	2,296,497
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/26	5,000,000	6,155,400
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/27	6,000,000	7,319,520
California Health Facilities Financing Authority Rev., (NCROC Paradise Valley Estates), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)	1,455,000	1,631,943
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,000,000	2,019,960
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17	1,400,000	1,509,886
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17	1,000,000	1,083,780
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22	3,335,000	3,709,387
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,221,956
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,355,000	1,368,523
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/18, Prerefunded at 100% of Par(2)	3,250,000	3,736,265
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	40,000	46,246
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	2,085,000	2,410,552
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18	3,000,000	3,305,970
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.25%, 11/1/29	5,000,000	5,896,500
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29	1,500,000	1,704,195
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,138,060
California Health Facilities Financing Authority Rev., Series 2009 C, (St. Joseph Health System), VRDN, 5.00%, 10/18/22	8,000,000	9,647,120
California Health Facilities Financing Authority Rev., Series 2010 A, (Stanford Hospital), 5.00%, 11/15/25	2,000,000	2,296,400
California Health Facilities Financing Authority Rev., Series 2011 B, (St. Joseph Health System), VRDN, 0.01%, 12/1/15 (LOC: U.S. Bank N.A.)	2,900,000	2,900,000
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,000,000	1,197,250
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/18	1,305,000	1,451,565
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/22	1,650,000	1,984,108
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	1,000,000	1,088,940

California Health Facilities Financing Authority Rev., Series 2012 B, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/25	5,855,000	6,879,215
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	890,000	1,017,083
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	4,000,000	4,402,080
California Infrastructure & Economic Development Bank Rev., (Academy Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,191,164
California Infrastructure & Economic Development Bank Rev., (Academy Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,409,657
California Infrastructure & Economic Development Bank Rev., (Academy Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,162,980
California Infrastructure & Economic Development Bank Rev., (Academy Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,585,885
California Infrastructure & Economic Development Bank Rev., (Academy Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/41	1,000,000	1,133,240
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.06%, 12/3/15 (LOC: Rabobank Nederland N.V.)	1,480,000	1,480,000
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20	675,000	677,970
California Infrastructure & Economic Development Bank Rev., Series 2010 A, (University of California, San Francisco Neuroscience Building), 5.00%, 5/15/22	3,735,000	4,333,347
California Infrastructure & Economic Development Bank Rev., Series 2011 A-1, (J. Paul Getty Trust), VRDN, 0.29%, 12/3/15	5,000,000	5,008,250
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.90%, 12/3/15	3,000,000	3,080,850
California Infrastructure & Economic Development Bank Rev., Series 2015 A, (The Colburn School), VRDN, 1.01%, 12/3/15	4,375,000	4,365,944
California Infrastructure & Economic Development Bank Rev., Series 2015 B-2, (J. Paul Getty Trust), VRDN, 0.29%, 12/3/15	2,750,000	2,727,367
California Municipal Finance Authority Rev., (Community Hospitals Central), 5.00%, 2/1/17	2,000,000	2,094,460
California Municipal Finance Authority Rev., Series 2007, (Loma Linda University), 5.00%, 4/1/23	1,145,000	1,186,953
California Municipal Finance Authority Rev., Series 2007, (Loma Linda University), 5.00%, 4/1/28	2,000,000	2,055,640
California Municipal Finance Authority Rev., Series 2008 A, (Biola University), 5.00%, 10/1/18	1,000,000	1,087,770
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	670,044
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	2,005,731
California Municipal Finance Authority Rev., Series 2010 A, (University of Louisiana Verne), 5.00%, 6/1/17	2,290,000	2,402,279
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 5.75%, 1/1/33	2,250,000	2,599,920
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 6.00%, 1/1/42	1,000,000	1,195,190
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/22	1,000,000	1,156,040
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/23	520,000	602,878
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/25	1,925,000	2,254,964
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/27	295,000	337,902
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/28	735,000	830,910
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/29	1,000,000	1,120,490
California Municipal Finance Authority Rev., Series 2015 B, (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,315,180
California Pollution Control Financing Authority Rev., Series 1996 C, (Pacific Gas & Electric Co.), VRDN, 0.01%, 12/1/15 (LOC: JPMorgan Chase Bank N.A.)	3,300,000	3,300,000
California Public Works Board Lease Rev., Series 2006 A, (California State University), 5.00%, 10/1/16 (NATL-RE/FGIC)	1,500,000	1,557,975
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building 8 & 9), 6.25%, 4/1/34	2,435,000	2,847,489
California Public Works Board Lease Rev., Series 2009 B, (Department of Education - Riverside Campus), 6.00%, 4/1/27	2,130,000	2,470,033
California Public Works Board Lease Rev., Series 2009 I-1, (Various Capital Projects), 6.375%, 11/1/34	2,500,000	2,998,625
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/15	4,000,000	4,000,560
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	2,000,000	2,421,640

California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/21	3,000,000	3,531,870
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/22	2,100,000	2,511,831
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/23	2,000,000	2,361,920
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,800,000	2,151,774
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	4,545,000	5,124,487
California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	1,000,000	1,138,420
California Public Works Board Lease Rev., Series 2012 G, (Various Capital Projects), 4.00%, 11/1/17	1,250,000	1,327,662
California Public Works Board Lease Rev., Series 2013 H, (California State University Projects), 5.00%, 9/1/38	4,500,000	5,091,615
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	2,400,000	2,746,968
California Public Works Board Lease Rev., Series 2014 A, (Various Correctional Facilities), 5.00%, 9/1/25	5,000,000	6,052,800
California School Finance Authority Rev., Series 2015 A, (Alliance for College-Ready Public School Project), 3.00%, 7/1/19(3)	1,025,000	1,031,673
California School Finance Authority Rev., Series 2015 A, (Alliance for College-Ready Public School Project), 3.00%, 7/1/20(3)	1,115,000	1,115,658
California State University Rev., Series 2011 A, 5.00%, 11/1/20	1,250,000	1,476,762
California State University Rev., Series 2011 A, 5.00%, 11/1/24	5,000,000	5,880,100
California State University Rev., Series 2014 A, 5.00%, 11/1/32	1,750,000	2,061,045
California State University Rev., Series 2015 A, 5.00%, 11/1/18	1,800,000	2,015,082
California State University Rev., Series 2015 A, 5.00%, 11/1/19	1,000,000	1,152,230
California State University Rev., Series 2015 A, 5.00%, 11/1/21	1,000,000	1,205,690
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/16	750,000	780,713
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/17	815,000	877,918
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/18	200,000	216,844
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/18	515,000	570,888
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/19	200,000	220,848
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/20	100,000	116,552
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/21	150,000	168,911
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/22	125,000	149,950
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/23	150,000	181,581
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/24	200,000	242,566
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/20	2,225,000	2,540,282
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	1,775,000	1,780,485
California Statewide Communities Development Authority Rev., (St. Joseph Remarketing), 5.125%, 7/1/24 (NATL-RE)	2,000,000	2,197,220
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	1,570,000	1,739,497
California Statewide Communities Development Authority Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 10/1/18 (AGM)	440,000	441,778
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	1,300,000	1,367,392
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	1,000,000	1,039,320
California Statewide Communities Development Authority Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/17, Prerefunded at 100% of Par (California Mortgage Insurance)(2)	1,000,000	1,078,870
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17(2)	1,325,000	1,387,540

California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/17, Prerefunded at 100% of Par(2)	2,460,000	2,633,086
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19	1,450,000	1,637,021
California Statewide Communities Development Authority Rev., Series 2009 E-2, (Kaiser Permanente), VRDN, 5.00%, 5/1/17	5,000,000	5,298,500
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	8,400,000	9,377,928
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/22	475,000	559,640
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/23	600,000	710,802
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/24	750,000	896,310
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/25	800,000	941,504
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/26	885,000	1,033,043
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/27	1,880,000	2,178,920
California Statewide Communities Development Authority Rev., Series 2014 B, (Los Angeles Jewish Home), 3.00%, 8/1/21 (GA: Jewish Home Foundation/California Mortgage Insurance)	3,900,000	3,954,795
California Statewide Communities Development Authority Rev., Series 2015 A, (Adventist Health System/West), 5.00%, 3/1/23	1,190,000	1,399,154
California Statewide Communities Development Authority Rev., Series 2015 A, (Adventist Health System/West), 5.00%, 3/1/24	800,000	948,400
California Statewide Communities Development Authority Rev., Series 2015 A, (Adventist Health System/West), 5.00%, 3/1/25	750,000	896,722
California Statewide Communities Development Authority Rev., Series 2015 A, (Adventist Health System/West), 5.00%, 3/1/26	1,000,000	1,198,010
California Statewide Communities Development Authority Rev., Series 2015 A, (Adventist Health System/West), 5.00%, 3/1/27	1,590,000	1,880,413
Calleguas-Las Virgenes Public Financing Authority Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/16, Prerefunded at 100% of Par (NATL-RE/FGIC)(2)	1,000,000	1,027,710
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)	3,115,000	3,215,210
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged and Amended Project Area), 4.00%, 10/1/16	525,000	540,624
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Merged and Amended Project Area), 4.00%, 10/1/17	675,000	713,644
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Project Area No. 1), 5.00%, 10/1/19 (AGM)	315,000	355,188
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/30	3,125,000	3,645,687
Chaffey Joint Union High School District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/32	1,220,000	1,415,005
Chula Vista Rev., Series 2006 A, (San Diego Gas and Electric), 1.65%, 7/1/18	8,165,000	8,171,124
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 4.00%, 9/1/18	740,000	790,313
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 4.00%, 9/1/19	390,000	421,777
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 5.00%, 9/1/20	545,000	616,542
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 5.00%, 9/1/22	520,000	600,990
City of Fontana Special Tax Rev., (Community Facilities District No. 22), 5.00%, 9/1/24	575,000	672,882
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 15-1), 2.00%, 9/2/16	850,000	859,138
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 15-1), 4.00%, 9/2/17	360,000	378,752
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	850,000	894,276
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	875,000	939,610
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	1,400,000	1,531,026
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 15-1), 4.00%, 9/2/19	1,375,000	1,501,926
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 15-1), 5.00%, 9/2/26	500,000	601,170
City of La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/20	640,000	716,627

City of La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/21	315,000	356,769
City of La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22	225,000	256,689
City of Riverside Sewer Rev., Series 2015 A, 5.00%, 8/1/25	1,630,000	1,990,849
City of Riverside Sewer Rev., Series 2015 A, 5.00%, 8/1/26	3,400,000	4,090,098
City of Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	2,077,973
City of Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,735,280
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, (Election of 2004), 0.00%, 8/1/24 (NATL-RE)(1)	5,935,000	4,883,674
Corcoran Joint Unified School District COP, VRDN, 2.70%, 12/1/21 (AGM)	4,500,000	4,514,760
Del Mar Race Track Authority Rev., 4.00%, 10/1/20(3)	1,330,000	1,436,240
East Side Union High School District GO, Series 2012, 5.00%, 8/1/25	1,405,000	1,644,595
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24	1,000,000	1,097,050
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	600,000	613,206
Fairfield Redevelopment Agency Tax Allocation Rev., 4.00%, 8/1/16	1,525,000	1,561,966
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/24(4)	1,600,000	1,243,584
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/42(1)	4,820,000	1,374,327
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	3,000,000	3,526,260
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-1, VRDN, 5.00%, 1/15/18	3,750,000	3,957,150
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-2, VRDN, 5.00%, 1/15/20	5,000,000	5,484,750
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	2,750,000	3,173,582
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 C, (Junior Lien), 6.25%, 1/15/33	3,000,000	3,535,920
Golden State Tobacco Securitization Corp. Settlement Rev., Capital Appreciation, Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	2,000,000	1,549,720
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 4.50%, 6/1/27	1,270,000	1,253,287
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	1,250,000	1,140,325
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/21	1,000,000	1,178,960
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/29	6,650,000	7,672,371
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	1,000,000	1,150,140
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2015 A, 3.00%, 6/1/17	1,000,000	1,034,550
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2015 A, 4.00%, 6/1/18	2,885,000	3,102,240
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2015 A, 5.00%, 6/1/19	1,000,000	1,132,660
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2015 A, 5.00%, 6/1/20	1,000,000	1,157,280
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2015 A, 5.00%, 6/1/21	1,000,000	1,178,960
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/25	680,000	819,624
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.00%, 8/1/26	685,000	817,397
Grossmont-Cuyamaca Community College District GO, Series 2013 A, (Election of 2012), 5.25%, 8/1/27	750,000	912,427
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,750,000	1,953,945
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,634,546
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	1,110,000	1,250,670
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	1,175,000	1,280,973
Irvine Community Facilities District No. 2013-3 Special Tax Rev., (Great Park Improvement Area No.1), 5.00%, 9/1/39	1,000,000	1,075,730
Irvine Ranch Water District Rev., Series 2009 B, VRDN, 0.01%, 12/1/15 (LOC: Bank of America N.A.)	3,740,000	3,740,000
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	612,072
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	760,429
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/23	625,000	742,544
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/24	680,000	813,457
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/25	1,000,000	1,179,890
La Quinta Redevelopment Successor Agency Tax Allocation Rev., Series 2013 A, (La Quinta Redevelopment Project Areas 1&2), 5.00%, 9/1/19	1,150,000	1,297,936
La Quinta Redevelopment Successor Agency Tax Allocation Rev., Series 2013 A, (La Quinta Redevelopment Project Areas 1&2), 5.00%, 9/1/20	1,045,000	1,199,702

Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	1,215,000	1,397,299
Long Beach Harbor Rev., Series 2014 C, 5.00%, 11/15/18	22,000,000	24,630,760
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/23	650,000	758,368
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/24	250,000	293,000
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/25	500,000	585,265
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/27	800,000	923,104
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/28	600,000	687,030
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/40	2,500,000	2,738,525
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/42(4)	2,100,000	1,608,936
Los Altos Elementary School District GO, 5.00%, 8/1/16, Prerefunded at 100% of Par (Ambac)(2)	1,045,000	1,077,907
Los Altos Elementary School District GO, 5.00%, 8/1/19 (Ambac)	1,455,000	1,501,254
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/17, Prerefunded at 100% of Par (NATL-RE/FGIC)(2)	2,000,000	2,145,000
Los Angeles Community College District GO, Series 2015 C, 5.00%, 6/1/26	2,115,000	2,681,883
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/21	1,195,000	1,404,531
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,195,650
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,955,000	2,360,408
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2008 B, (Proposition A), 5.00%, 7/1/31	1,000,000	1,091,250
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2010 A, (General Union Station), 5.00%, 7/1/20	3,000,000	3,514,530
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2013 A, (Proposition A), 5.00%, 7/1/21	2,470,000	2,959,455
Los Angeles County Redevelopment Authority Tax Allocation Rev., Series 2013 D, (Redevelopment Project Areas), 5.00%, 9/1/16	2,000,000	2,067,100
Los Angeles County Redevelopment Authority Tax Allocation Rev., Capital Appreciation, Series 2013 E, (Covina Revitalization Redevelopment Project No. 1), 0.00%, 12/1/19 (AGM)(1)	1,500,000	1,399,320
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro, Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	1,170,000	1,172,375
Los Angeles County Regional Financing Authority Rev., Series 2014 B-2, (MonteCedro, Inc.), 3.00%, 11/15/20 (California Mortgage Insurance)	950,000	951,957
Los Angeles County Regional Financing Authority Rev., Series 2014 B-3, (MonteCedro, Inc.), 2.50%, 11/15/20 (California Mortgage Insurance)	2,000,000	2,003,280
Los Angeles County Sanitation Districts Financing Authority Rev., Series 2015 A, (Capital Projects), 5.00%, 10/1/23	2,855,000	3,502,885
Los Angeles County Sanitation Districts Financing Authority Rev., Series 2015 A, (Capital Projects), 5.00%, 10/1/26	2,700,000	3,326,346
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18	750,000	826,590
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	3,000,000	3,394,320
Los Angeles Department of Airports Rev., Series 2010 D, (Los Angeles International Airport), 5.00%, 5/15/24	3,040,000	3,534,000
Los Angeles Department of Airports Rev., Series 2015 C, (Los Angeles International Airport), 5.00%, 5/15/26	1,500,000	1,850,790
Los Angeles Department of Airports Rev., Series 2015 C, (Los Angeles International Airport), 5.00%, 5/15/27	1,280,000	1,563,482
Los Angeles Department of Water & Power System Rev., Series 2001 B-2, VRDN, 0.01%, 12/1/15 (SBBPA: Royal Bank of Canada)	3,500,000	3,500,000
Los Angeles Department of Water & Power System Rev., Series 2008 A-1, 5.25%, 7/1/38	5,000,000	5,482,550
Los Angeles Department of Water & Power System Rev., Series 2008 A-2, 5.25%, 7/1/32	3,535,000	3,896,100
Los Angeles Department of Water & Power System Rev., Series 2011 A, 4.00%, 7/1/16	1,000,000	1,022,490
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/18	780,000	863,257
Los Angeles Department of Water & Power System Rev., Series 2012 A, 5.00%, 7/1/26	1,000,000	1,194,470
Los Angeles Department of Water & Power System Rev., Series 2012 C, 5.00%, 7/1/24	1,500,000	1,812,900
Los Angeles Department of Water & Power System Rev., Series 2013 B, 5.00%, 7/1/27	6,470,000	7,734,303
Los Angeles Department of Water & Power System Rev., Series 2014 B, 5.00%, 7/1/25	700,000	851,403
Los Angeles Department of Water & Power System Rev., Series 2014 B, 5.00%, 7/1/26	1,300,000	1,564,017
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	1,225,000	1,461,033

Los Angeles Municipal Improvement Corp. Rev., Series 2012 C, 5.00%, 3/1/25	3,000,000	3,462,900
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29	1,700,000	1,945,956
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	4,000,000	4,110,600
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	175,000	179,849
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/18 (FGIC)	1,055,000	1,084,403
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	2,000,000	2,120,020
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	4,000,000	4,518,400
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	3,000,000	3,487,380
Los Angeles Unified School District GO, Series 2011 A-1, 4.00%, 7/1/17	1,000,000	1,053,750
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/18	2,565,000	2,838,096
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/24	5,140,000	6,068,798
Los Angeles Unified School District GO, Series 2011 A-2, 5.00%, 7/1/21	3,000,000	3,590,010
Los Angeles Unified School District GO, Series 2014 B, 5.00%, 7/1/18	6,665,000	7,374,623
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/24	5,000,000	6,224,800
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/26	3,555,000	4,362,696
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/27	1,050,000	1,278,417
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/30	1,155,000	1,368,028
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34	1,325,000	1,521,246
M-S-R Energy Authority Rev., Series 2009 B, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	5,000,000	7,093,900
M-S-R Energy Authority Rev., Series 2009 B, 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,000,000	1,352,360
Menlo Park Community Development Agency Successor Agency Tax Allocation Rev., (Las Pulgas Community Development Project), 3.00%, 10/1/17	650,000	676,553
Menlo Park Community Development Agency Successor Agency Tax Allocation Rev., (Las Pulgas Community Development Project), 4.00%, 10/1/18	885,000	958,393
Menlo Park Community Development Agency Successor Agency Tax Allocation Rev., (Las Pulgas Community Development Project), 5.00%, 10/1/19	420,000	479,056
Menlo Park Community Development Agency Successor Agency Tax Allocation Rev., (Las Pulgas Community Development Project), 5.00%, 10/1/20	325,000	378,856
Metropolitan Water District of Southern California Rev., Series 2011 A-2, VRDN, 0.39%, 12/3/15	10,000,000	9,949,100
Metropolitan Water District of Southern California Rev., Series 2011 A-4, VRDN, 0.39%, 12/3/15	5,000,000	4,974,550
Mount San Antonio Community College District GO, Capital Appreciation, Series 2005 A, (Election of 2001), 0.00%, 8/1/16 (NATL-RE)(1)(2)	5,000,000	4,987,950
Mount San Antonio Community College District GO, Series 2013 A, (Election of 2008), 5.00%, 8/1/34	2,000,000	2,324,180
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/17	1,000,000	1,066,160
Murrieta Public Financing Authority Special Tax Rev., 5.00%, 9/1/21	1,200,000	1,392,780
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,132,361
Newark Unified School District GO, Series 2014 B, 5.00%, 8/1/44	6,030,000	6,758,545
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,260,720
North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,108,690
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,028,340
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19	2,000,000	2,256,220
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20	1,515,000	1,721,494
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21	2,050,000	2,305,881
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22	4,250,000	4,839,092
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/26	1,750,000	2,048,305
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/27	2,000,000	2,322,960
Oakland Sewer Rev., Series 2014 A, 5.00%, 6/15/26	1,200,000	1,454,484
Oakland State Building Authority Lease Rev., Series 2015 A, (Elihu M. Harris State Office), 5.00%, 12/1/19	2,445,000	2,804,439
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.00%, 8/1/22	750,000	866,415

Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	2,150,000	2,486,690
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	1,410,000	1,728,364
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/20	1,670,000	1,892,845
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/21	610,000	700,091
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/22	500,000	580,755
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/23	1,400,000	1,639,750
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/25	650,000	769,626
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/40	950,000	1,054,471
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/18	3,345,000	3,630,997
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/25	4,065,000	4,686,010
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	2,000,000	2,260,860
Orange County Community Facilities District Special Tax Rev., Series 2014 A, (Ladera Ranch), 5.00%, 8/15/28	1,960,000	2,231,284
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	210,000	211,972
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/17, Prerefunded at 100% of Par (AGM)(2)	2,750,000	2,893,247
Orange County Sanitation District Rev., Series 2014 B, 4.00%, 11/15/16	6,500,000	6,713,590
Orange County Transportation Authority Rev., (Senior Lien 91 Express Lanes), 5.00%, 8/15/24	1,000,000	1,210,930
Orange County Water District Rev., Series 2013 A, 5.00%, 8/15/33	4,000,000	4,657,400
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,376,260
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,333,794
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,755,597
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	1,000,000	1,129,100
Oxnard School District GO, Series 2015 D, (Election of 2012), 3.00%, 8/1/20 (AGM)(4)	2,800,000	2,882,292
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 4.00%, 6/1/16	1,335,000	1,357,602
Palm Springs Financing Authority Lease Rev., Series 2012 B, (Downtown Revitalization Project), 5.00%, 6/1/23	1,230,000	1,441,978
Palomar Pomerado Health Care District COP, 5.25%, 11/1/21	880,000	950,673
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,120,000	1,190,302
Palomar Pomerado Health GO, Capital Appreciation, 0.00%, 8/1/18 (NATL-RE)(1)	3,615,000	3,481,932
Palomar Pomerado Health GO, Capital Appreciation, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(4)	1,660,000	1,796,502
Peralta Community College District GO, 5.00%, 8/1/17	2,085,000	2,234,891
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,601,928
Pittsburg Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Los Medanos Community), VRDN, 0.01%, 12/1/15 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	5,180,000	5,180,000
Port of Oakland Rev., Series 2007 C, (Intermediate Lien), 5.00%, 11/1/16 (NATL-RE)	1,270,000	1,325,194
Port of Oakland Rev., Series 2007 C, (Intermediate Lien), 5.00%, 11/1/17 (NATL-RE)	2,375,000	2,568,515
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	2,500,000	2,972,125
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	2,780,000	952,873
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/19 (Ambac)	1,150,000	1,223,657
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/20 (Ambac)	1,205,000	1,282,180
Poway Unified School District Public Financing Authority Special Tax Rev., Series 2015 A, 2.00%, 9/1/16	1,285,000	1,297,773
Poway Unified School District Public Financing Authority Special Tax Rev., Series 2015 A, 3.00%, 9/1/17	670,000	691,587
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21	1,000,000	1,047,320
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.125%, 9/1/22	790,000	914,804
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.25%, 9/1/23	1,300,000	1,502,956
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.375%, 9/1/24	1,410,000	1,626,703
Regents of the University of California Rev., Series 2009 Q, 5.25%, 5/15/17, Prerefunded at 101% of Par(2)	1,910,000	2,057,280
Regents of the University of California Rev., Series 2009 Q, 5.25%, 5/15/23	90,000	96,899
Rio Elementary School District Community Facilities District No. 1 Special Tax Rev., 5.00%, 9/1/24	700,000	807,408
Riverside County Asset Leasing Corp. Rev., Series 2013 A, (Public Defender and Probation Building), 5.00%, 11/1/43	1,000,000	1,114,650
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	935,000	1,095,605

Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	1,335,000	1,553,967
Sacramento City Financing Authority Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)	2,305,000	2,534,832
Sacramento City Financing Authority Rev., 5.00%, 12/1/16 (NATL-RE/FGIC)	2,500,000	2,500,325
Sacramento County Airport System Rev., Series 2009 B, 4.25%, 7/1/16	1,000,000	1,022,040
Sacramento County Airport System Rev., Series 2010, 5.00%, 7/1/20	1,000,000	1,148,570
Sacramento County Airport System Rev., Series 2010, 5.00%, 7/1/23	1,000,000	1,130,130
Sacramento County Airport System Rev., Series 2010, 5.00%, 7/1/24	1,000,000	1,141,910
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 A, 5.25%, 12/1/21 (NATL-RE/FGIC)	1,000,000	1,217,960
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.75%, 12/1/15 (NATL-RE/FGIC)	2,500,000	2,285,900
Sacramento County Sanitation Districts Financing Authority Rev., Series 2015, (Cosumnes Project), 3.00%, 7/1/17	18,730,000	19,441,553
Sacramento County Sanitation Districts Financing Authority Rev., Series 2015, (Cosumnes Project), 4.00%, 7/1/18	6,000,000	6,485,580
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)	3,105,000	3,355,108
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)	3,000,000	3,674,190
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/24	1,500,000	1,817,715
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/25	5,000,000	6,041,400
Sacramento Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2015 A, 4.00%, 12/1/18	2,000,000	2,158,200
Sacramento Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2015 A, 5.00%, 12/1/34 (BAM)	970,000	1,094,529
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/16	440,000	443,819
Sacramento Regional Transit District Rev., (Farebox Revenue), 4.00%, 3/1/17	1,000,000	1,038,200
Sacramento Regional Transit District Rev., (Farebox Revenue), 5.00%, 3/1/18	250,000	270,683
Salinas Union High School District GO, Capital Appreciation, 0.00%, 8/1/20(1)	5,000,000	4,573,950
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18	350,000	389,064
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	300,000	336,414
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(2)	8,000,000	9,128,960
San Bernardino Community College District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(4)	9,840,000	10,209,787
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,602,040
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,200,000	1,461,120
San Diego Community College District GO, (Election of 2002), 5.00%, 8/1/30	3,000,000	3,524,940
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/17	1,250,000	1,306,825
San Diego Convention Center Expansion Financing Authority Rev., Series 2012 A, 4.00%, 4/15/18	1,160,000	1,237,221
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 4.00%, 11/1/17	300,000	317,466
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/18	300,000	332,556
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/19	300,000	340,407
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,810,907
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	450,000	519,818
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/19	1,290,000	1,456,204
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/21	2,000,000	2,324,540
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/34	750,000	844,793
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	740,000	833,529
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/18	300,000	324,603
San Diego County Regional Airport Authority Rev., Series 2013 A, 4.00%, 7/1/19	400,000	441,124
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/21	5,940,000	7,094,914
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/25	5,250,000	6,565,440
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/26	2,390,000	2,950,431
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/27	3,485,000	4,261,284
San Diego County Water Authority Rev., Series 2011 S-1, (Subordinate Lien), 5.00%, 7/1/16	2,780,000	2,847,026

San Diego Public Facilities Financing Authority Lease Rev., Series 2015 A, (Capital Improvement Projects), 5.00%, 10/15/44	4,970,000	5,583,298
San Diego Public Facilities Financing Authority Sewer Rev., Series 2009 B, 5.00%, 5/15/19, Prerefunded at 100% of Par(2)	3,680,000	4,176,874
San Diego Public Facilities Financing Authority Sewer Rev., Series 2010 A, 5.25%, 5/15/20, Prerefunded at 100% of Par(2)	3,400,000	4,004,656
San Diego Public Facilities Financing Authority Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (AGC)	1,230,000	1,291,857
San Diego Public Facilities Financing Authority Water Rev., Series 2009 A, 5.00%, 8/1/21	1,000,000	1,105,460
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/21	2,000,000	2,391,180
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/24	2,000,000	2,407,320
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/23	250,000	300,488
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/26	750,000	876,952
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/36(1)	7,895,000	3,489,985
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/24	500,000	604,300
San Francisco Bay Area Rapid Transit District Rev., Series 2012 A, 5.00%, 7/1/25	500,000	602,565
San Francisco Bay Area Rapid Transit District Rev., Series 2015 A, 5.00%, 7/1/28	1,500,000	1,847,340
San Francisco City and County Airports Commission Rev., Series 2008 34-D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)	3,375,000	3,591,405
San Francisco City and County Airports Commission Rev., Series 2008 34-D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)	2,000,000	2,202,920
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), 4.00%, 5/1/24	1,625,000	1,841,271
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,500,000	3,962,280
San Francisco City and County Airports Commission Rev., Series 2010 C, (San Francisco International Airport), (Governmental Purpose), 5.00%, 5/1/19	1,500,000	1,703,550
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24	4,025,000	4,756,383
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/29	6,270,000	7,309,879
San Francisco City and County Airports Commission Rev., Series 2012 B, (San Francisco International Airport), 5.00%, 5/1/26	1,250,000	1,480,100
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/17	2,440,000	2,584,863
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,303,977
San Francisco City and County COP, Series 2010 A, 5.00%, 10/1/19	2,930,000	3,354,440
San Francisco City and County GO, Series 2015 R-1, 5.00%, 6/15/25	1,880,000	2,283,674
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 10/1/21	5,000,000	6,000,600
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/28	2,780,000	3,204,450
San Francisco City and County Public Utilities Water Commission Rev., Series 2015 A, 5.00%, 11/1/28	1,055,000	1,254,469
San Francisco City and County Public Utilities Water Commission Rev., Series 2015 A, 5.00%, 11/1/34	1,435,000	1,654,942
San Francisco City and County Public Utilities Water Commission Rev., Series 2015 A, 5.00%, 11/1/35	1,415,000	1,629,387
San Francisco City and County Public Utilities Water Commission Rev., Series 2015 A, 5.00%, 11/1/36	1,585,000	1,822,354
San Francisco City and County Redevelopment Agency Tax Allocation Rev., Series 2014 C, 3.00%, 8/1/16	3,000,000	3,053,490
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/16	440,000	450,921
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/17	465,000	490,798
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.50%, 8/1/18	485,000	529,048
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/19	510,000	588,989
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/20	515,000	610,553
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/21	460,000	529,262

San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	491,088
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	631,296
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	421,659
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/43	1,000,000	1,098,730
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, (Senior Lien), 0.00%, 1/1/16(1)(2)	15,000,000	14,996,700
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, (Senior Lien), 0.00%, 1/1/17(1)(2)	1,000,000	994,210
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, (Senior Lien), 0.00%, 1/1/26(1)(2)	1,400,000	1,127,812
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/15/34	9,000,000	9,840,330
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/27	1,295,000	1,525,199
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/28	1,500,000	1,754,670
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/30	1,750,000	2,019,325
San Jose Airport Rev., Series 2014 C, 5.00%, 3/1/31	1,000,000	1,150,730
San Jose Unified School District GO, Series 2015 C, 5.00%, 8/1/16	1,100,000	1,135,684
San Jose Unified School District GO, Series 2015 C, 5.00%, 8/1/17	900,000	966,897
San Jose Unified School District GO, Series 2015, 5.00%, 8/1/17	1,160,000	1,246,223
San Jose Unified School District GO, Series 2015, 5.00%, 8/1/18	2,100,000	2,335,200
San Jose Unified School District GO, Series 2015, 5.00%, 8/1/19	1,000,000	1,146,080
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL-RE)(2)	2,680,000	2,970,110
San Mateo Joint Powers Financing Authority Rev., (Maple Street Correctional Center), 5.00%, 6/15/17	860,000	918,858
San Mateo Joint Powers Financing Authority Rev., (Maple Street Correctional Center), 5.00%, 6/15/18	1,000,000	1,105,670
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	690,000	786,786
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/16, Prerefunded at 100% of Par (NATL-RE)(2)	1,000,000	1,031,490
Santa Clara County Financing Authority Lease Rev., Series 2012 A, (Capital Projects), 4.00%, 2/1/17	2,055,000	2,136,974
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	1,000,000	1,108,100
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20	4,000,000	4,660,120
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL-RE)	430,000	431,776
Santa Maria Joint Union High School District GO, 5.00%, 8/1/25	1,585,000	1,883,265
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	600,000	675,006
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	600,000	716,868
Santa Monica-Malibu Unified School District GO, Series 2015 B, (Election of 2012), 5.00%, 7/1/17	3,375,000	3,608,482
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(1)	7,000,000	5,642,420
Silicon Valley Clean Water Rev., 5.00%, 8/1/40	2,340,000	2,732,324
Sonoma Community Development Agency Successor Agency Tax Allocation Rev., (Sonoma Redevelopment Project), 5.00%, 6/1/25 (NATL-RE)	1,390,000	1,698,677
Sonoma Community Development Agency Successor Agency Tax Allocation Rev., (Sonoma Redevelopment Project), 5.00%, 6/1/29 (NATL-RE)	1,100,000	1,304,578
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.25%, 6/1/17	2,000,000	2,104,240
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.50%, 6/1/18	2,700,000	2,931,255
South Placer Wastewater Authority Rev., VRN, 0.34%, 12/3/15	3,350,000	3,327,957
South San Francisco Unified School District GO, Capital Appreciation, Series 2012 C, 0.00%, 6/1/16(1)(2)	2,000,000	1,996,340
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,175,409
Southern California Public Power Authority Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,260,960
Southern California Public Power Authority Rev., Series 2011 A, (Southern Transmission), 5.00%, 7/1/21	2,780,000	3,305,309
Southern California Public Power Authority Rev., Series 2012 A, (Southern Transmission), 4.00%, 7/1/16	2,055,000	2,100,600
Southern California Public Power Authority Rev., Series 2012 A, (Southern Transmission), 5.00%, 7/1/18	1,880,000	2,080,164
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/18	2,000,000	2,212,940
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/20	4,000,000	4,686,040
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/38	1,500,000	1,829,910

Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,684,414
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,728,960
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,322,704
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,706,090
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,767,778
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/27 (AGM)	530,000	627,017
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/28 (AGM)	255,000	298,567
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)	865,000	971,577
Successor Agency to the Former Milpitas Redevelopment Agency Tax Allocation Rev., (Redevelopment Project Area No. 1), 5.00%, 9/1/25	2,325,000	2,868,236
Successor Agency to the Former Milpitas Redevelopment Agency Tax Allocation Rev., (Redevelopment Project Area No. 1), 5.00%, 9/1/26	4,185,000	5,108,337
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/19 (BAM)	400,000	450,208
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/20 (BAM)	260,000	298,490
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/21 (BAM)	170,000	198,113
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/22 (BAM)	250,000	295,298
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/23 (BAM)	300,000	355,566
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/24 (BAM)	250,000	296,185
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.50%, 9/1/25 (BAM)	90,000	102,249
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/25 (BAM)	80,000	94,050
Temecula Valley Unified School District Financing Authority Special Tax Rev., 4.00%, 9/1/17 (BAM)	415,000	437,688
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/18 (BAM)	325,000	359,265
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/19 (BAM)	265,000	300,998
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/20 (BAM)	400,000	463,376
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/21 (BAM)	515,000	608,261
Temecula Valley Unified School District Financing Authority Special Tax Rev., 5.00%, 9/1/22 (BAM)	275,000	328,009
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A-1, 5.00%, 6/1/37	1,750,000	1,624,000
Town of Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.01%, 12/3/15 (SBBPA: JPMorgan Chase Bank N.A.)	5,000,000	5,000,000
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,000,000	1,129,430
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2015 A, (Tustin Legacy / Columbus Villages), 5.00%, 9/1/22(5)	480,000	559,934
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2015 A, (Tustin Legacy / Columbus Villages), 5.00%, 9/1/23(5)	725,000	852,107
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2015 A, (Tustin Legacy / Columbus Villages), 5.00%, 9/1/28(5)	1,000,000	1,157,920
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2015 A, (Tustin Legacy / Columbus Villages), 5.00%, 9/1/30(5)	1,000,000	1,142,900
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.45%, 7/1/18 (AGM)	3,000,000	3,005,040
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	3,750,000	3,755,100
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	2,500,000	2,503,400
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27	1,000,000	1,029,990
University of California Rev., Series 2009 O, 5.25%, 5/15/19, Prerefunded at 100% of Par(2)	1,255,000	1,435,080
University of California Rev., Series 2009 O, 5.25%, 5/15/39	6,495,000	7,299,925
University of California Rev., Series 2010 S, 5.00%, 5/15/20	1,405,000	1,557,021
University of California Rev., Series 2010 S, 5.00%, 5/15/40	1,250,000	1,371,787
University of California Rev., Series 2012 G, (Limited Project), 5.00%, 5/15/26	6,150,000	7,326,310

University of California Rev., Series 2012 G, (Limited Project), 5.00%, 5/15/42	1,640,000	1,876,160
University of California Rev., Series 2013 AF, 5.00%, 5/15/25	7,250,000	8,804,835
University of California Rev., Series 2013 AK, VRDN, 5.00%, 5/15/23	7,935,000	9,681,176
University of California Rev., Series 2015 I, 5.00%, 5/15/26	11,300,000	14,032,566
Upper Santa Clara Valley Joint Powers Authority Rev., Series 2015 A, 4.00%, 8/1/18	600,000	647,592
Upper Santa Clara Valley Joint Powers Authority Rev., Series 2015 A, 4.00%, 8/1/19	600,000	659,892
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/30	2,000,000	2,311,540
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/33	3,000,000	3,420,510
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/34	1,200,000	1,367,220
West Contra Costa Unified School District GO, Series 2014 A, 5.00%, 8/1/35	1,500,000	1,706,595
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)	1,500,000	1,645,830
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)	1,000,000	1,122,410
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)	1,200,000	1,372,932
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	6,000,000	2,377,740
		1,491,827,994
Guam — 0.1%
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	825,000	914,117
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/19 (AGM)	1,000,000	1,136,580
		2,050,697
U.S. Virgin Islands — 0.1%
Virgin Islands Public Finance Authority Rev., Series 2014 C, 5.00%, 10/1/24	1,665,000	1,888,859
TOTAL MUNICIPAL SECURITIES (Cost $1,414,970,474)		1,495,767,550
TEMPORARY CASH INVESTMENTS — 1.8%
Federated California Municipal Cash Trust, Institutional Shares (Cost $27,000,000)	27,000,000	27,000,000
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $1,441,970,474)		1,522,767,550
OTHER ASSETS AND LIABILITIES — 0.6%		9,405,849
TOTAL NET ASSETS — 100.0%		$1,532,173,399

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $3,583,571, which represented 0.2% of total net assets.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	1,495,767,550	—
Temporary Cash Investments	27,000,000	—	—
	27,000,000	1,495,767,550	—

3. Federal Tax Information

As of November 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,441,970,474
Gross tax appreciation of investments	$81,263,732
Gross tax depreciation of investments	(466,656)
Net tax appreciation (depreciation) of investments	$80,797,076

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Long-Term Tax-Free Fund
November 30, 2015

California Long-Term Tax-Free - Schedule of Investments
NOVEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.2%
California — 97.2%
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39	1,200,000	1,392,936
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	1,000,000	1,209,770
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2014 A, (Sharp HealthCare), 5.00%, 8/1/43	500,000	560,035
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(1)	1,000,000	516,320
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, (Senior Lien), 0.00%, 10/1/35 (NATL-RE)(1)	3,750,000	1,687,912
Alum Rock Union Elementary School District GO, Series 2013 A, (Election of 2012), 6.00%, 8/1/39	1,000,000	1,227,180
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/39	2,500,000	2,779,100
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	300,000	352,200
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/34	550,000	628,655
Anaheim Public Financing Authority Rev., Series 2014 A, (Anaheim Convention Center Expansion Project), 5.00%, 5/1/46	2,200,000	2,476,078
Bay Area Toll Authority Toll Bridge Rev., Series 2001 A, (San Francisco Bay Area), VRDN, 1.26%, 12/3/15	500,000	495,030
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(2)	3,000,000	3,048,390
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.71%, 12/3/15	550,000	550,467
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.11%, 12/3/15	1,250,000	1,236,200
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F-1, (San Francisco Bay Area), 5.25%, 4/1/19, Prerefunded at 100% of Par(2)	1,500,000	1,708,650
Bay Area Toll Authority Toll Bridge Rev., Series 2013 S-4, (San Francisco Bay Area), 5.00%, 4/1/43	2,655,000	2,985,494
Bay Area Toll Authority Toll Bridge Rev., Series 2014 S-6, (San Francisco Bay Area), 5.00%, 10/1/54	3,000,000	3,341,550
Brea Redevelopment Agency Tax Allocation Rev., 4.00%, 8/1/16	1,245,000	1,275,602
California Department of Water Resources Power Supply Rev., Series 2005 G-4, 5.00%, 5/1/16	1,450,000	1,479,333
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21	715,000	785,570
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18	2,000,000	2,202,580
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22	485,000	560,020
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16(2)	1,700,000	1,747,107
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	285,000	345,252
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,304,980
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/18, Prerefunded at 100% of Par(2)	4,675,000	5,189,671
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/37	325,000	356,583
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	500,000	570,940
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,000,000	2,213,180
California Educational Facilities Authority Rev., Series 2015 A, (Claremont McKenna College), 5.00%, 1/1/32(3)	750,000	896,175
California GO, 5.00%, 2/1/27	3,000,000	3,575,220
California GO, 5.00%, 2/1/28	1,000,000	1,184,440
California GO, 5.00%, 3/1/28	2,000,000	2,411,000
California GO, 5.25%, 9/1/32	2,000,000	2,326,680
California GO, 6.50%, 4/1/33	5,000,000	5,927,200
California GO, 5.00%, 4/1/38	2,500,000	2,720,575
California GO, 6.00%, 4/1/38	2,500,000	2,914,475
California GO, 6.00%, 11/1/39	5,000,000	5,956,400

California GO, 5.50%, 3/1/40	3,000,000	3,471,060
California GO, 5.00%, 10/1/41	2,000,000	2,257,140
California GO, 5.00%, 8/1/45	1,000,000	1,149,540
California GO, Series 2012 B, VRN, 0.91%, 12/3/15	2,000,000	2,016,600
California GO, Series 2012 B, VRN, 1.01%, 12/3/15	800,000	808,072
California GO, Series 2012 B, VRN, 1.16%, 12/3/15	960,000	976,666
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/21	1,000,000	1,190,060
California Health Facilities Financing Authority Rev., Series 2007 A, (Sutter Health), 5.25%, 11/15/46	1,500,000	1,549,335
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	150,000	151,497
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,156,600
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	3,400,000	3,879,706
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	4,500,000	5,317,470
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,138,060
California Health Facilities Financing Authority Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39	1,000,000	1,136,530
California Health Facilities Financing Authority Rev., Series 2009 C, (St. Joseph Health System), VRDN, 5.00%, 10/18/22	800,000	964,712
California Health Facilities Financing Authority Rev., Series 2010 A, (Scripps Memorial Hospital), 5.00%, 11/15/19	1,000,000	1,144,800
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,500,000	1,795,875
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	1,000,000	1,164,490
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	500,000	544,470
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	180,000	205,702
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	1,500,000	1,650,780
California Health Facilities Financing Authority Rev., Series 2014 A, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/43	1,000,000	1,125,290
California Health Facilities Financing Authority Rev., Series 2015, (Cedars-Sinai Medical Center), 5.00%, 11/15/32	400,000	472,200
California Health Facilities Financing Authority Rev., Series 2015 A, (Sutter Health), 5.00%, 8/15/43	720,000	820,937
California Infrastructure & Economic Development Bank Rev., (Academy Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/41	740,000	838,598
California Infrastructure & Economic Development Bank Rev., Series 2013 A, (Los Angeles County Museum of Art Project), VRDN, 1.90%, 12/3/15	1,000,000	1,026,950
California Infrastructure & Economic Development Bank Rev., Series 2015 A, (The Colburn School), VRDN, 1.01%, 12/3/15	935,000	933,065
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,000,000	1,143,140
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)	665,000	887,788
California Municipal Finance Authority Rev., Series 2011, (Emerson College), 6.00%, 1/1/42	2,000,000	2,390,380
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/34	300,000	326,883
California Municipal Finance Authority Rev., Series 2014 A, (Touro College and University System), 5.25%, 1/1/40	1,000,000	1,074,570
California Municipal Finance Authority Rev., Series 2015 A, (Community Medical Centers), 5.00%, 2/1/40	1,420,000	1,544,506
California Municipal Finance Authority Rev., Series 2015 B, (Azusa Pacific University), 5.00%, 4/1/41	500,000	535,470
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45(4)	1,000,000	1,027,280
California Pollution Control Financing Authority Rev., Series 1996 E, (Pacific Gas & Electric Co.), VRDN, 0.01%, 12/1/15 (LOC: Sumitomo Mitsui Banking)	7,200,000	7,200,000
California Pollution Control Financing Authority Rev., Series 1996 F, (Pacific Gas & Electric Co.), VRDN, 0.01%, 12/1/15 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
California Public Works Board Lease Rev., Series 2009 G-1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,329,900
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabilitation), 5.75%, 11/1/29	1,685,000	1,968,484
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	1,000,000	1,210,820
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,700,000	2,032,231

California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	2,170,000	2,446,675
California Public Works Board Lease Rev., Series 2012 D, (California State University Projects), 5.00%, 9/1/36	500,000	569,210
California Public Works Board Lease Rev., Series 2013 H, (California State University Projects), 5.00%, 9/1/38	1,865,000	2,110,192
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	1,500,000	1,716,855
California State University Rev., Series 2015 A, 5.00%, 11/1/19	1,000,000	1,152,230
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,000,000	1,133,960
California Statewide Communities Development Authority Rev., (Trinity Health Corp.), 5.00%, 12/1/41	500,000	553,980
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	3,000,000	3,085,020
California Statewide Communities Development Authority Rev., Series 2008 C, (John Muir Health), VRDN, 0.01%, 12/1/15 (LOC: Wells Fargo Bank N.A.)	600,000	600,000
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	2,780,000	3,103,648
California Statewide Communities Development Authority Rev., Series 2014 A, (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	750,000	843,817
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/34	500,000	561,300
California Statewide Communities Development Authority Rev., Series 2014 B, (Huntington Memorial Hospital), 5.00%, 7/1/44	1,300,000	1,446,042
California Statewide Communities Development Authority Rev., Series 2015 A, (Adventist Health System/West), 5.00%, 3/1/35	715,000	806,363
California Statewide Communities Development Authority Rev., Series 2015, (American Baptist Homes of the West), 5.00%, 10/1/45	600,000	648,108
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	2,230,000	2,512,519
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Project Area No. 1), 5.00%, 10/1/19 (AGM)	485,000	546,876
Carson Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2014 A, (Project Area No. 1), 5.00%, 10/1/20 (AGM)	785,000	902,491
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/17	365,000	384,013
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/18	375,000	402,690
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 12-1), 4.00%, 9/2/19	600,000	656,154
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 15-1), 5.00%, 9/2/26	1,000,000	1,202,340
City of Riverside Rev., Series 2015 A, (Sewer), 5.00%, 8/1/40	500,000	568,080
City of Tulare Sewer Rev., 5.00%, 11/15/23 (AGM)	675,000	822,062
Del Mar Race Track Authority Rev., 5.00%, 10/1/35(4)	660,000	713,909
East Side Union High School District GO, 5.00%, 8/1/23	265,000	323,687
East Side Union High School District GO, 5.00%, 8/1/24	150,000	185,102
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	400,000	408,804
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/24(5)	700,000	544,068
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 6.00%, 1/15/49	3,250,000	3,820,115
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2013 A, 0.00%, 1/15/42(1)	1,250,000	356,413
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 A, 5.75%, 1/15/46	1,000,000	1,161,720
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 B-3, VRDN, 5.50%, 1/15/23	1,000,000	1,154,030
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Series 2013 C, 6.50%, 1/15/43	500,000	592,240
Foothill / Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2015 A, 0.00%, 1/15/33(1)	600,000	267,870
Golden State Tobacco Securitization Corp. Settlement Rev., Capital Appreciation, Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	1,000,000	774,860
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 4.50%, 6/1/27	445,000	439,144
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	750,000	684,195
Grossmont Healthcare District GO, Series 2011 B, (Election of 2006), 6.00%, 7/15/21, Prerefunded at 100% of Par(2)	1,000,000	1,252,470
Grossmont Union High School District GO, Series 2013 E, (Election of 2008), 5.00%, 8/1/43	1,000,000	1,121,510
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,000,000	1,116,540

Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	555,000	625,335
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	590,000	643,212
Irvine Community Facilities District No. 2013-3 Special Tax Rev., (Great Park Improvement Area No. 1), 5.00%, 9/1/49	1,000,000	1,071,650
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	635,000	692,969
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.00%, 11/15/35	330,000	379,513
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	695,000	845,231
Long Beach Marina Rev., Series 2015, (Alamitos Bay Marina Project), 5.00%, 5/15/40	1,250,000	1,369,262
Los Alamitos Unified School District COP, Capital Appreciation, (Capital Projects), 0.00%, 8/1/42(5)	1,100,000	842,776
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/17, Prerefunded at 100% of Par (NATL-RE/FGIC)(2)	1,425,000	1,528,312
Los Angeles Community College District GO, Series 2015 C, 5.00%, 6/1/26	295,000	374,069
Los Angeles County Regional Financing Authority Rev., Series 2014 B-1, (MonteCedro, Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	355,000	355,721
Los Angeles County Regional Financing Authority Rev., Series 2014 B-2, (MonteCedro, Inc.), 3.00%, 11/15/20 (California Mortgage Insurance)	275,000	275,567
Los Angeles County Regional Financing Authority Rev., Series 2014 B-3, (MonteCedro, Inc.), 2.50%, 11/15/20 (California Mortgage Insurance)	625,000	626,025
Los Angeles County Sanitation Districts Financing Authority Rev., Series 2015 A, (Capital Projects), 5.00%, 10/1/35	1,500,000	1,739,970
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/18, Prerefunded at 100% of Par(2)	2,120,000	2,345,950
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	1,000,000	1,131,440
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,259,220
Los Angeles Department of Water & Power System Rev., Series 2008 A-1, 5.25%, 7/1/38	4,000,000	4,386,040
Los Angeles Department of Water & Power System Rev., Series 2011 A, 5.00%, 7/1/19	1,000,000	1,139,790
Los Angeles Harbor Department Rev., Series 2009 A, 5.00%, 8/1/27	500,000	565,045
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	525,000	626,157
Los Angeles Unified School District COP, Series 2010 A, (Multiple Properties), 5.00%, 12/1/15	1,000,000	1,000,140
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/30	3,000,000	3,419,940
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	2,000,000	2,055,300
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	1,020,000	1,081,210
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	2,000,000	2,259,200
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	1,000,000	1,162,460
Los Angeles Unified School District GO, Series 2011 A-1, 4.00%, 7/1/17	1,000,000	1,053,750
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/18	1,280,000	1,416,282
Los Angeles Unified School District GO, Series 2014 B, 5.00%, 7/1/18	2,000,000	2,212,940
Los Angeles Unified School District GO, Series 2014 C, 5.00%, 7/1/30	690,000	817,264
M-S-R Energy Authority Rev., Series 2009 A, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,000,000	1,418,780
M-S-R Energy Authority Rev., Series 2009 B, 7.00%, 11/1/34 (GA: Citigroup, Inc.)	880,000	1,248,526
M-S-R Energy Authority Rev., Series 2009 B, 6.50%, 11/1/39 (GA: Citigroup, Inc.)	425,000	574,753
Manhattan Beach Unified School District GO, Capital Appreciation, Series 2009 A, (Election of 2008), 0.00%, 9/1/29(1)	5,905,000	3,817,701
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34	2,500,000	2,817,675
Mount San Antonio Community College District GO, Series 2013 A, (Election of 2008), 5.00%, 8/1/34	1,000,000	1,162,090
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	1,134,822
New Haven Unified School District GO, Series 2015 A, (Election 2014), 5.00%, 8/1/45	1,500,000	1,716,255
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,260,720
North Lake Tahoe Public Financing Authority Rev., 5.00%, 12/1/21	500,000	597,055
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	1,000,000	1,156,600
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	460,000	563,863
Oakland Unified School District Alameda County GO, Series 2015 A, 5.00%, 8/1/40	450,000	499,486

Ontario Public Financing Authority Rev., 5.00%, 7/1/43	1,000,000	1,130,430
Orange County District Special Tax Rev., Series 2015 A, (Communities Facilities District No. 2015-1, Village of Esencia), 5.00%, 8/15/35	1,000,000	1,081,330
Orange County Sanitation District Rev., Series 2014 B, 4.00%, 11/15/16	2,000,000	2,065,720
Orange County Transportation Authority Rev., (Senior Lien), 5.00%, 8/15/25	1,000,000	1,199,390
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	1,500,000	1,693,650
Oxnard Financing Authority Wastewater Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,118,850
Oxnard School District GO, Series 2015 D, (Election of 2012), 3.00%, 8/1/20 (AGM)(5)	700,000	720,573
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	500,000	553,320
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	750,000	797,077
Palomar Pomerado Health GO, Capital Appreciation, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(5)	1,670,000	1,807,324
Palos Verdes Peninsula Unified School District GO, Series 2009 R, (Election of 2005), 0.00%, 8/1/33(1)	2,600,000	1,418,196
Paramount Unified School District GO, Capital Appreciation, (Election of 2006), 0.00%, 8/1/51 (BAM)(1)	7,500,000	792,600
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL-RE)	1,000,000	1,316,950
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL-RE)	855,000	1,031,600
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	1,500,000	1,783,275
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	2,110,000	723,224
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	1,010,000	1,193,628
Riverside County Asset Leasing Corp. Rev., Series 2013 A, (Public Defender and Probation Building), 5.00%, 11/1/43	1,000,000	1,114,650
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	625,000	732,356
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.625%, 7/1/29	1,000,000	1,105,580
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.75%, 12/1/15 (NATL-RE/FGIC)	1,500,000	1,371,540
Sacramento Redevelopment Agency Successor Agency Tax Allocation Rev., Series 2015 A, 5.00%, 12/1/34 (BAM)	385,000	434,426
Saddleback Valley Unified School District Public Financing Authority Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)	1,000,000	1,039,810
San Bernardino Community College District GO, Capital Appreciation, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(5)	7,400,000	7,678,092
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,350,000	1,643,760
San Diego Community College District GO, (Election of 2002), 5.00%, 8/1/25	500,000	608,600
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	275,000	330,949
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	175,000	207,776
San Diego County Limited Rev., Series 2015 A, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	225,000	259,909
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	1,500,000	1,689,585
San Diego County Regional Airport Authority Rev., Series 2013 A, 5.00%, 7/1/43	1,000,000	1,118,930
San Diego County Water Authority Rev., Series 2011 S-1, (Subordinate Lien), 5.00%, 7/1/16	1,665,000	1,705,143
San Diego Public Facilities Financing Authority Lease Rev., Series 2015 A, (Capital Improvement Projects), 5.00%, 10/15/44	1,300,000	1,460,420
San Diego Public Facilities Financing Authority Sewer Rev., Series 2009 A, 5.25%, 5/15/34	2,000,000	2,261,560
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/30	2,000,000	2,333,400
San Diego Unified Port District Rev., Series 2013 A, 5.00%, 9/1/24	500,000	596,510
San Diego Unified School District GO, Capital Appreciation, Series 2010 C, (Election of 2008), 0.00%, 7/1/44(1)	2,880,000	856,541
San Diego Unified School District GO, Capital Appreciation, Series 2012 E, (Election of 2008), 0.00%, 7/1/49(1)	1,000,000	237,610
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,000,000	3,396,240
San Francisco City and County Airports Commission Rev., Series 2010 F, (San Francisco International Airport), 5.00%, 5/1/40	2,150,000	2,395,379
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,303,977
San Francisco City and County Public Utilities Commission Rev., Series 2011 A, 5.00%, 11/1/41	1,000,000	1,145,740

San Francisco City and County Public Utilities Commission Rev., Series 2015 A, 5.00%, 11/1/45	1,000,000	1,140,990
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.625%, 8/1/27	500,000	606,505
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	451,856
San Francisco City and County Successor Agency Tax Allocation Rev., Series 2014 A, (Mission Bay South Redevelopment Project), 5.00%, 8/1/43	500,000	549,365
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/15/34	1,000,000	1,093,370
San Joaquin Hills Transportation Corridor Agency Rev., (Senior Lien), 5.00%, 1/15/44	1,000,000	1,081,340
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 B, (Junior Lien), 5.25%, 1/15/44	1,000,000	1,080,440
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.875%, 9/1/32	685,000	781,085
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows), 5.50%, 9/1/44	750,000	824,325
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	500,000	554,050
Santa Cruz County Redevelopment Successor Agency Tax Allocation Rev., Series 2015 A, 5.00%, 9/1/35 (AGM)	1,500,000	1,715,130
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	400,000	450,004
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	400,000	477,912
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(1)	2,000,000	1,612,120
Silicon Valley Clean Water Rev., 5.00%, 8/1/45	1,205,000	1,399,342
Sonoma Community Development Agency Successor Agency Tax Allocation Rev., (Sonoma Redevelopment Project), 5.00%, 6/1/33 (NATL-RE)	1,325,000	1,538,895
South Placer Wastewater Authority Rev., VRN, 0.34%, 12/3/15	1,650,000	1,639,143
Southern California Public Power Authority Rev., Series 2013 A, (Southern Transmission), 5.00%, 7/1/17	1,050,000	1,122,985
Stockton Public Financing Authority Rev., Series 2010 A, (Delta Water Supply Project), 6.25%, 10/1/40	750,000	914,955
Stockton Public Financing Authority Wastewater Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,173,080
Stockton Unified School District GO, Series 2014 A, (Election of 2012), 5.00%, 8/1/42 (AGM)	430,000	482,980
Successor Agency to the Redevelopment Agency of the City of Cathedral City Tax Allocation Rev., Series 2014 A, (Merged Redevelopment Project Area), 5.00%, 8/1/28 (AGM)	1,190,000	1,371,511
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/19 (BAM)	110,000	123,807
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/20 (BAM)	70,000	80,363
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/21 (BAM)	250,000	291,343
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/22 (BAM)	200,000	236,238
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/23 (BAM)	200,000	237,044
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/24 (BAM)	65,000	77,008
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.50%, 9/1/25 (BAM)	25,000	28,403
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/25 (BAM)	25,000	29,391
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	1,000,000	1,110,350
Taft Public Financing Authority Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17	745,000	747,928
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A-1, 5.00%, 6/1/37	500,000	464,000
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,200,000	1,355,316
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	2,000,000	2,305,600
University of California Rev., Series 2013 AF, 5.00%, 5/15/25	1,000,000	1,214,460
University of California Rev., Series 2013 AK, VRDN, 5.00%, 5/15/23	2,000,000	2,440,120
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	3,000,000	3,361,590

Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	3,000,000	1,188,870
		333,466,809
Guam — 1.0%
Guam Government GO, Series 2009 A, 6.75%, 11/15/19, Prerefunded at 100% of Par(2)	900,000	1,096,335
Guam Power Authority Rev., Series 2010 A, 5.50%, 10/1/40	2,150,000	2,366,806
		3,463,141
TOTAL MUNICIPAL SECURITIES (Cost $303,056,000)		336,929,950
TEMPORARY CASH INVESTMENTS — 1.2%
Federated California Municipal Cash Trust, Institutional Shares (Cost $4,000,000)	4,000,000	4,000,000
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $307,056,000)		340,929,950
OTHER ASSETS AND LIABILITIES — 0.6%		2,191,996
TOTAL NET ASSETS — 100.0%		$343,121,946

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $1,741,189, which represented 0.5% of total net assets.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	336,929,950	—
Temporary Cash Investments	4,000,000	—	—
	4,000,000	336,929,950	—

3. Federal Tax Information

As of November 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$307,056,000
Gross tax appreciation of investments	$33,950,578
Gross tax depreciation of investments	(76,628)
Net tax appreciation (depreciation) of investments	$33,873,950

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Tax-Free Money Market Fund
November 30, 2015

California Tax-Free Money Market - Schedule of Investments
NOVEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 97.1%
California — 97.1%
California GO, Series 2004 B-2, (Kindergarten), VRDN, 0.01%, 12/1/15 (LOC: Citibank N.A.)	2,500,000	2,500,000
California Health Facilities Financing Authority Rev., Series 1988 B, (Catholic Healthcare), VRDN, 0.10%, 12/2/15 (NATL-RE)(LOC: JPMorgan Chase Bank N.A.)	1,700,000	1,700,000
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 5.00%, 8/15/16	1,000,000	1,033,059
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.04%, 12/3/15 (LOC: MUFG Union Bank N.A.)	2,030,000	2,030,000
California Infrastructure & Economic Development Bank Rev., (Catalina Museum Project), VRDN, 0.04%, 12/3/15 (LOC: Bank of the West)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.06%, 12/3/15 (LOC: Rabobank Nederland N.V.)	3,205,000	3,205,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 0.07%, 12/3/15 (LOC: Wells Fargo Bank N.A.)	2,425,000	2,425,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA), VRDN, 0.03%, 12/3/15 (LOC: Bank of the West)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Rev., (SRI International), VRDN, 0.02%, 12/3/15 (LOC: Wells Fargo Bank N.A.)	6,200,000	6,200,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.02%, 12/3/15 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Municipal Finance Authority Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.05%, 12/3/15 (LOC: Pacific Capital Bank N.A. and FHLB)	5,080,000	5,080,000
California Municipal Finance Authority Rev., Series 2010 A, (Southwest Community Health Center), VRDN, 0.05%, 12/3/15 (LOC: Comerica Bank)	3,905,000	3,905,000
California Municipal Finance Authority Rev., Series 2012 A, (High Desert Partnership in Academic Excellence Foundation), VRDN, 0.04%, 12/3/15 (LOC: MUFG Union Bank N.A.)	2,000,000	2,000,000
California Pollution Control Financing Authority Rev., (Musco Family Olive), VRDN, 0.05%, 12/3/15 (LOC: Bank of the West)	3,200,000	3,200,000
California Pollution Control Financing Authority Rev., Series 1996 E, (Pacific Gas & Electric Co.), VRDN, 0.01%, 12/1/15 (LOC: Sumitomo Mitsui Banking)	1,500,000	1,500,000
California Pollution Control Financing Authority Rev., Series 2010 A, (Alameda Country Industries), VRDN, 0.03%, 12/2/15 (LOC: Bank of the West)	2,460,000	2,460,000
California State Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 0.01%, 12/3/15 (LOC: Bank of Stockton and FHLB)	3,545,000	3,545,000
California State Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.01%, 12/3/15 (LOC: First Republic Bank and FHLB)	6,395,000	6,395,000
California State Enterprise Development Authority Rev., (LBM Partnership LP), VRDN, 0.02%, 12/3/15 (LOC: Wells Fargo Bank N.A.)	2,750,000	2,750,000
California State University PUTTERs Rev., Series 2008-2646Z, VRDN, 0.09%, 12/3/15 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,590,000	3,590,000
California Statewide Communities Development Authority Rev., (Goodwill of Santa Cruz), VRDN, 0.11%, 12/3/15 (LOC: Wells Fargo Bank N.A.)	2,200,000	2,200,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 87-8), VRDN, 0.01%, 12/1/15 (LOC: State Street Bank & Trust Co.)	1,000,000	1,000,000
City of Los Angeles GO, 2.00%, 6/30/16	5,000,000	5,048,605
City of Oakland GO, Series 2015 A, 2.00%, 1/15/16	1,865,000	1,869,093
City of Oroville Rev., Series 2012 A, (Oroville Hospital), VRDN, 0.04%, 12/3/15 (LOC: Comerica Bank)	6,135,000	6,135,000
City of Reedley COP, (Mennonite Brethren Homes), VRDN, 0.02%, 12/3/15 (LOC: Bank of the Sierra and FHLB)	7,000,000	7,000,000
City of Riverside Water Rev., Series 2011 A, VRN, 0.05%, 12/3/15	10,560,000	10,560,000
Contra Costa County Public Financing Authority Rev., Series 2015 B, (Capital Projects), 3.00%, 6/1/16	1,000,000	1,013,194
County of Los Angeles Rev., 5.00%, 6/30/16	3,500,000	3,595,200

County of Riverside Rev., Series 2015 D, 2.00%, 10/12/16	5,000,000	5,073,140
County of San Bernardino Rev., Series 2004 A, (WLP Parkview Place Apartments), VRDN, 0.03%, 12/3/15 (LOC: FNMA)	3,420,000	3,420,000
County of Yolo Rev., (Beckett Hall, Inc.), VRDN, 0.08%, 12/3/15 (LOC: Bank of the West and California State Teacher's Retirement System)	6,375,000	6,375,000
Eastern Municipal Water District Water & Sewer Rev., Series 2012 A, VRN, 0.05%, 12/3/15	4,000,000	4,000,000
Eastern Municipal Water District Water & Sewer Rev., Series 2015 A, VRDN, 0.06%, 12/3/15	5,175,000	5,175,000
Hesperia Public Financing Authority Rev., Series 1998 B, (Water & Administration Facilities), VRDN, 0.08%, 12/2/15 (LOC: Bank of the West)	710,000	710,000
Irvine Ranch Water District Rev., Series 2011 A-1, VRN, 0.04%, 12/3/15	1,945,000	1,945,000
Irvine Ranch Water District Rev., Series 2011 A-2, VRN, 0.04%, 12/3/15	4,850,000	4,850,000
JP Morgan Chase PUTTERs/DRIVERs Trust, Series 2011-4005Z, VRDN, 0.09%, 12/3/15 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,590,000	6,590,000
Metropolitan Water District of Southern California Rev., Series 2009 A-2, VRN, 0.06%, 12/3/15	3,250,000	3,250,000
Metropolitan Water District of Southern California Rev., Series 2011 A-1, VRN, 0.21%, 12/3/15	3,500,000	3,500,000
Metropolitan Water District of Southern California Rev., Series 2011 A-3, VRN, 0.21%, 12/3/15	2,500,000	2,500,000
Metropolitan Water District of Southern California Rev., Series 2015 E, VRN, 0.08%, 12/3/15	7,000,000	7,000,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.03%, 12/3/15 (LOC: Wells Fargo Bank N.A.)	2,700,000	2,700,000
Pittsburg Public Financing Authority Rev., VRDN, 0.02%, 12/3/15 (LOC: Bank of the West)	3,395,000	3,395,000
Santa Clara County Housing Authority Rev., Series 2003 A, VRDN, 0.04%, 12/3/15 (LOC: Citibank N.A.)	1,230,000	1,230,000
State of California Puttable Floating Options Rev., VRDN, 0.08%, 12/3/15 (AGM)(LIQ FAC: Bank of America N.A.)(1)	3,480,000	3,480,000
State of California Puttable Floating Options Rev., VRDN, 0.14%, 12/3/15 (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
Town of Apple Valley COP, (Public Facilities Financing), VRDN, 0.04%, 12/3/15 (LOC: MUFG Union Bank N.A.)	1,480,000	1,480,000
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.01%, 12/3/15 (SBBPA: JPMorgan Chase Bank N.A.)	2,790,000	2,790,000
Town of Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.01%, 12/3/15 (SBBPA: JPMorgan Chase Bank N.A.)	2,075,000	2,075,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 0.86%, 12/3/15 (LOC: BNP Paribas)	12,475,000	12,475,000
TOTAL MUNICIPAL SECURITIES		184,287,291
TEMPORARY CASH INVESTMENTS — 2.2%
Federated California Municipal Cash Trust, Institutional Shares	4,100,000	4,100,000
TOTAL INVESTMENT SECURITIES — 99.3%		188,387,291
OTHER ASSETS AND LIABILITIES — 0.7%		1,298,504
TOTAL NET ASSETS — 100.0%		$189,685,795

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $18,660,000, which represented 9.8% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	184,287,291	—
Temporary Cash Investments	4,100,000	—	—
	4,100,000	184,287,291	—

3. Federal Tax Information

As of November 30, 2015, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$188,387,291

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	January 28, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	January 28, 2016